UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22001

TDX Independence Funds, Inc.

(Exact name of registrant as specified in charter)

60 Wall Street, New York, NY 10005

(Address of principal executive offices)	(Zip code)

Hans Ephraimson

TDX Independence Funds, Inc.

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 250-5883

Date of fiscal year end: May 31, 2011

Date of reporting period: August 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

SCHEDULE OF INVESTMENTS

TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND

August 31, 2010 (Unaudited)

Number of Shares		Value

	COMMON STOCKS—13.2%
	CONSUMER DISCRETIONARY—1.2%
43	Buckle (The), Inc.	$1,030
400	Callaway Golf Co.	2,500
159	Carter’s, Inc.*	3,552
134	Cinemark Holdings, Inc.	1,958
400	Coach, Inc.	14,335
101	Columbia Sportswear Co.	4,708
613	Comcast Corp., Class A	10,495
168	Daimler AG (Germany)*	8,191
200	Dana Holding Corp.*	2,052
100	Deckers Outdoor Corp.*	4,347
100	Dillard’s, Inc., Class A	2,187
300	Discovery Communications, Inc., Class A*	11,325
400	Dollar General Corp.*	10,924
200	Dress Barn (The), Inc.*	4,170
400	Exide Technologies*	1,676
596	Ford Motor Co.*	6,729
204	Hennes & Mauritz AB, B Shares (Sweden)	6,693
61	HONDA MOTOR Co. Ltd. (Japan)	2,019
100	Johnson Controls, Inc.	2,653
200	Jones Apparel Group, Inc.	3,076
200	K-Swiss, Inc., Class A*	2,274
100	Landry’s Restaurants, Inc.*	2,435
300	La-Z-Boy, Inc.*	2,010
300	Live Nation Entertainment, Inc.*	2,592
600	Liz Claiborne, Inc.*	2,520
300	Lowe’s Cos., Inc.	6,090
54	LVMH Moet Hennessy Louis Vuitton SA (France)	6,299
220	McDonald’s Corp.	16,072
329	News Corp., Class A	4,136
100	NIKE, Inc., Class B	7,000
515	Nissan Motor Co. Ltd. (Japan)*	3,937
600	Orbitz Worldwide, Inc.*	3,024
444	Panasonic Corp. (Japan)	5,647
300	Retail Ventures, Inc.*	2,532
100	Skechers U.S.A., Inc., Class A*	2,547
242	Sony Corp. (Japan)	6,825
100	Sotheby’s	2,661
200	Thomson Reuters Corp. (Canada)	6,960
246	Time Warner, Inc.	7,375
265	Toyota Motor Corp. (Japan)	9,026
100	Under Armour, Inc., Class A*	3,587
110	Vail Resorts, Inc.*	3,633
257	Vivendi (France)	6,013
369	Walt Disney (The) Co.	12,026
34	Warnaco Group (The), Inc.*	1,424

		233,265

	CONSUMER STAPLES—1.3%
134	Anheuser-Busch InBev NV (Belgium)	6,990
357	British American Tobacco PLC (United Kingdom)	12,159
140	Casey’s General Stores, Inc.	5,267
495	Coca-Cola (The) Co.	27,680

SCHEDULE OF INVESTMENTS

TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND (Continued)

August 31, 2010 (Unaudited)

Number of Shares		Value
	CONSUMER STAPLES (Continued)
253	CVS Caremark Corp.	$6,831
476	Diageo PLC (United Kingdom)	7,747
304	Kraft Foods, Inc., Class A	9,105
100	Medifast, Inc.*	2,672
174	Molson Coors Brewing Co., Class B	7,579
433	Nestle SA (Switzerland)	22,461
100	Nu Skin Enterprises, Inc., Class A	2,557
315	Philip Morris International, Inc.	16,204
589	Procter & Gamble (The) Co.	35,146
103	Reckitt Benckiser Group PLC (United Kingdom)	5,165
49	Ruddick Corp.	1,586
483	Safeway, Inc.	9,080
1,556	Tesco PLC (United Kingdom)	9,732
100	TreeHouse Foods, Inc.*	4,150
317	Unilever NV (Netherlands)	8,515
249	Unilever PLC (United Kingdom)	6,590
200	Walgreen Co.	5,376
735	Wal-Mart Stores, Inc.	36,853

		249,445

	ENERGY—1.4%
400	American Oil & Gas, Inc.*	2,740
80	Berry Petroleum Co., Class A	2,172
731	BG Group PLC (United Kingdom)	11,791
44	Bill Barrett Corp.*	1,433
3,854	BP PLC (United Kingdom)	22,545
200	Brigham Exploration Co.*	3,064
433	Chevron Corp.	32,111
251	ConocoPhillips	13,160
300	Delek US Holdings, Inc.	2,013
100	Devon Energy Corp.	6,028
17	Dril-Quip, Inc.*	899
549	ENI S.p.A (Italy)	10,934
1,059	Exxon Mobil Corp.	62,649
100	Hornbeck Offshore Services, Inc.*	1,580
169	Occidental Petroleum Corp.	12,351
281	Peabody Energy Corp.	12,027
401	Royal Dutch Shell PLC, Class A (United Kingdom)	10,680
209	Royal Dutch Shell PLC, Class B (United Kingdom)	5,359
100	RPC, Inc.	1,631
209	Schlumberger Ltd. (Netherlands Antilles)	11,146
57	Southwestern Energy Co.*	1,865
270	Statoil ASA (Norway)	5,084
256	Total SA (France)	11,996
700	Williams (The) Cos., Inc.	12,691
85	World Fuel Services Corp.	2,171

		260,120

	FINANCIALS—2.8%
15	Alexander’s, Inc. REIT	4,568
94	Allianz SE (Germany)	9,670
148	American Campus Communities, Inc. REIT	4,409
500	American Capital Ltd.*	2,535
200	American Express Co.	7,974
300	Apollo Investment Corp.	2,871

SCHEDULE OF INVESTMENTS

TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND (Continued)

August 31, 2010 (Unaudited)

Number of Shares		Value
	FINANCIALS (Continued)
300	Ashford Hospitality Trust REIT*	$2,409
200	Associated Estates Realty Corp. REIT	2,712
371	Australia & New Zealand Banking Group Ltd. (Australia)	7,459
633	Banco Bilbao Vizcaya Argentaria SA (Spain)	7,656
571	Banco Santander SA (Spain)	6,711
1,917	Bank of America Corp.	23,867
1,511	Barclays PLC (United Kingdom)	7,023
545	Berkshire Hathaway, Inc., Class B*	42,934
200	BioMed Realty Trust, Inc. REIT	3,418
165	BNP Paribas (France)	10,354
200	Boston Properties, Inc. REIT	16,280
200	CBL & Associates Properties, Inc. REIT	2,440
224	Charles Schwab (The) Corp.	2,858
5,900	Citigroup, Inc.*	21,948
258	Commonwealth Bank of Australia (Australia)	11,551
100	Community Trust Bancorp, Inc.	2,634
100	Entertainment Properties Trust REIT	4,309
145	Equity One, Inc. REIT	2,319
100	Equity Residential REIT	4,583
100	Evercore Partners, Inc., Class A	2,449
209	FirstMerit Corp.	3,616
91	Franklin Resources, Inc.	8,782
78	Goldman Sachs Group (The), Inc.	10,681
108	Highwoods Properties, Inc. REIT	3,378
100	Home Properties, Inc. REIT	5,050
2,279	HSBC Holdings PLC (United Kingdom)	22,546
200	Investors Bancorp, Inc.*	2,124
762	JPMorgan Chase & Co.	27,706
100	Kilroy Realty Corp. REIT	3,111
100	LaSalle Hotel Properties REIT	2,107
100	M&T Bank Corp.	8,564
318	MFA Financial, Inc. REIT	2,344
86	Mid-America Apartment Communities, Inc. REIT	4,856
2,391	Mitsubishi UFJ Financial Group, Inc. (Japan)	11,418
2,224	Mizuho Financial Group, Inc. (Japan)	3,417
42	Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	5,381
350	National Australia Bank Ltd. (Australia)	7,227
100	National Interstate Corp.	1,921
131	National Retail Properties, Inc. REIT	3,191
600	Nordea Bank AB (Sweden)	5,393
281	Northern Trust Corp.	12,965
130	OMEGA Healthcare Investors, Inc. REIT	2,789
100	Pebblebrook Hotel Trust REIT*	1,774
18	Platinum Underwriters Holdings Ltd. (Bermuda)	724
16	Potlatch Corp. REIT	536
87	ProAssurance Corp.*	4,607
121	Prosperity Bancshares, Inc.	3,442
100	Signature Bank*	3,654
84	Simon Property Group, Inc. REIT	7,598
95	Societe Generale (France)	4,851
384	Standard Chartered PLC (United Kingdom)	10,319
162	Sumitomo Mitsui Financial Group, Inc. (Japan)	4,825
100	SVB Financial Group*	3,717
300	T. Rowe Price Group, Inc.	13,134
100	Tejon Ranch Co.*	2,124
100	Travelers (The) Cos., Inc.	4,898
674	UBS AG (Switzerland)*	11,420

SCHEDULE OF INVESTMENTS

TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND (Continued)

August 31, 2010 (Unaudited)

Number of Shares		Value
	FINANCIALS (Continued)
103	UMB Financial Corp.	$3,284
3,016	UniCredit S.p.A (Italy)	7,099
100	Universal Health Realty Income Trust REIT	3,181
400	U.S. Bancorp	8,320
65	Washington Real Estate Investment Trust REIT	1,992
100	Webster Financial Corp.	1,609
1,077	Wells Fargo & Co.	25,363
521	Westpac Banking Corp. (Australia)	10,063
30	Zurich Financial Services AG (Switzerland)	6,698

		521,740

	HEALTH CARE—1.6%
299	Abbott Laboratories	14,753
400	Accuray, Inc.*	2,632
500	Aetna, Inc.	13,360
100	Alcon, Inc. (Switzerland)	16,220
100	Amedisys, Inc.*	2,312
100	American Medical Systems Holdings, Inc.*	1,822
56	AMERIGROUP Corp.*	2,066
200	Amgen, Inc.*	10,208
270	AstraZeneca PLC (United Kingdom)	13,395
173	Bayer AG (Germany)	10,594
237	Bruker Corp.*	2,818
42	Catalyst Health Solutions, Inc.*	1,684
258	eResearch Technology, Inc.*	1,910
402	GlaxoSmithKline PLC (United Kingdom)	7,544
200	HEALTHSOUTH Corp.*	3,252
200	Hospira, Inc.*	10,272
581	Johnson & Johnson	33,130
14	Magellan Health Services, Inc.*	613
200	Masimo Corp.	4,552
700	Merck & Co., Inc.	24,612
100	Metabolix, Inc.*	1,132
270	Novartis AG (Switzerland)	14,206
90	Novo Nordisk A/S, B Shares (Denmark)	7,744
90	Owens & Minor, Inc.	2,399
1,711	Pfizer, Inc.	27,256
71	Psychiatric Solutions, Inc.*	2,368
88	Quality Systems, Inc.	4,932
67	Roche Holding AG (Switzerland)	9,118
100	Salix Pharmaceuticals Ltd.*	3,786
221	Sanofi-Aventis (France)	12,715
86	Sirona Dental Systems, Inc.*	2,711
100	SonoSite, Inc.*	2,912
78	STERIS Corp.	2,244
181	Takeda Pharmaceutical Co. Ltd. (Japan)	8,320
187	Teva Pharmaceutical Industries Ltd. (Israel)	9,469
100	Thermo Fisher Scientific, Inc.*	4,212
228	UnitedHealth Group, Inc.	7,232
100	WellPoint, Inc.*	4,968

		305,473

SCHEDULE OF INVESTMENTS

TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND (Continued)

August 31, 2010 (Unaudited)

Number of Shares		Value
	INDUSTRIALS—1.4%
100	AAON, Inc.	$2,219
438	ABB Ltd. (Switzerland)*	8,475
100	Acuity Brands, Inc.	3,874
100	Alaska Air Group, Inc.*	4,423
300	American Reprographics Co.*	1,980
38	Baldor Electric Co.	1,333
200	Boeing (The) Co.	12,226
100	Brady Corp., Class A	2,576
100	Cascade Corp.	3,122
132	Caterpillar, Inc.	8,601
400	CBIZ, Inc.*	2,372
41	CLARCOR, Inc.	1,379
44	East Japan Railway Co. (Japan)	2,851
169	Eaton Corp.	11,742
101	EMCOR Group, Inc.*	2,297
174	Emerson Electric Co.	8,117
100	Ennis, Inc.	1,539
100	FedEx Corp.	7,805
100	G&K Services, Inc., Class A	2,009
49	General Dynamics Corp.	2,738
2,217	General Electric Co.	32,101
152	GrafTech International Ltd.*	2,137
221	Heidrick & Struggles International, Inc.	3,839
100	Hexcel Corp.*	1,706
400	Ingersoll-Rand PLC (Ireland)	13,012
469	JetBlue Airways Corp.*	2,678
138	Knight Transportation, Inc.	2,600
212	Koninklijke Philips Electronics NV (Netherlands)	5,957
100	Lindsay Corp.	3,687
321	Mitsubishi Corp. (Japan)	6,880
400	Mitsui & Co. Ltd. (Japan)	5,207
100	Moog, Inc., Class A*	3,120
100	Nordson Corp.	6,417
200	Parker Hannifin Corp.	11,832
450	Republic Services, Inc.	13,244
162	Rollins, Inc.	3,318
44	Schneider Electric SA (France)	4,680
72	Siemens AG (Germany)	6,568
100	Sun Hydraulics Corp.	2,230
200	TriMas Corp.*	2,578
88	Union Pacific Corp.	6,419
155	United Parcel Service, Inc., Class B	9,889
212	United Technologies Corp.	13,824
200	US Airways Group, Inc.*	1,808
83	Vinci SA (France)	3,653
88	Watsco, Inc.	4,519
100	Woodward Governor Co.	2,612

		268,193

	INFORMATION TECHNOLOGY—1.8%
100	Acme Packet, Inc.*	3,360
100	ADTRAN, Inc.	3,143
10	Anixter International, Inc.*	459
210	Apple, Inc.*	51,107
300	Applied Materials, Inc.	3,117
159	Arris Group, Inc.*	1,299

SCHEDULE OF INVESTMENTS

TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND (Continued)

August 31, 2010 (Unaudited)

Number of Shares		Value
	INFORMATION TECHNOLOGY (Continued)
200	Benchmark Electronics, Inc.*	$2,806
86	CACI International, Inc., Class A*	3,510
200	Calix, Inc.*	2,432
1,131	Cisco Systems, Inc.*	22,677
200	Compellent Technologies, Inc.*	3,054
42	Concur Technologies, Inc.*	1,964
311	Corning, Inc.	4,876
109	Digital River, Inc.*	2,874
357	EMC Corp.*	6,512
66	Google, Inc., Class A*	29,701
100	GSI Commerce, Inc.*	2,277
1,100	Intel Corp.	19,492
265	International Business Machines Corp.	32,656
138	Jack Henry & Associates, Inc.	3,249
500	Limelight Networks, Inc.*	1,980
1,757	Microsoft Corp.	41,254
100	Netlogic Microsystems, Inc.*	2,415
20	Nintendo Co. Ltd. (Japan)	5,569
732	Nokia Corp. (Finland)	6,275
146	Parametric Technology Corp.*	2,489
171	Quest Software, Inc.*	3,665
166	Rackspace Hosting, Inc.*	3,269
95	Riverbed Technology, Inc.*	3,644
185	SAP AG (Germany)	8,101
162	SRA International, Inc., Class A*	3,119
900	Symantec Corp.*	12,267
570	Telefonaktiebolaget LM Ericsson, B Shares (Sweden)	5,545
292	TIBCO Software, Inc.*	4,231
100	Ultratech, Inc.*	1,661
100	VeriFone System, Inc.*	2,418
185	Visa, Inc., Class A	12,761
1,600	Xerox Corp.	13,504
276	Yahoo!, Inc.*	3,610

		338,342

	MATERIALS—0.8%
55	Air Liquide SA (France)	5,736
200	Allied Nevada Gold Corp.*	4,690
277	Anglo American PLC (United Kingdom)	9,962
176	ArcelorMittal (Luxembourg)	5,150
181	BASF SE (Germany)	9,578
385	BHP Billiton Ltd. (Australia)	12,696
449	BHP Billiton PLC (United Kingdom)	12,639
200	Buckeye Technologies, Inc.	2,376
100	Coeur d’Alene Mines Corp.*	1,716
232	Dow Chemical (The) Co.	5,654
140	E.I. du Pont de Nemours & Co.	5,708
100	Freeport-McMoRan Copper & Gold, Inc.	7,198
200	Metals USA Holdings Corp.*	2,344
93	Newmont Mining Corp.	5,703
265	Rio Tinto PLC (United Kingdom)	13,440
108	Rock-Tenn Co., Class A	5,203
109	Rockwood Holdings, Inc.*	2,818
41	Sensient Technologies Corp.	1,137
100	Sherwin-Williams (The) Co.	7,038
116	Silgan Holdings, Inc.	3,467

SCHEDULE OF INVESTMENTS

TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND (Continued)

August 31, 2010 (Unaudited)

Number of Shares		Value
	MATERIALS (Continued)
200	Solutia, Inc.*	$2,708
22	Syngenta AG (Switzerland)	5,086
200	Vulcan Materials Co.	7,352
600	Weyerhaeuser Co.	9,420

		148,819

	TELECOMMUNICATION SERVICES—0.5%
1,260	AT&T, Inc.	34,058
579	Deutsche Telekom AG (Germany)	7,646
394	France Telecom SA (France)	8,032
3	NTT DoCoMo, Inc. (Japan)	5,080
317	Telefonica SA (Spain)	7,051
591	Verizon Communications, Inc.	17,440
5,853	Vodafone Group PLC (United Kingdom)	14,136
500	Windstream Corp.	5,768

		99,211

	UTILITIES—0.4%
100	Cleco Corp.	2,833
396	E.ON AG (Germany)	11,176
241	GDF Suez (France)	7,484
100	National Fuel Gas Co.	4,298
32	Nicor, Inc.	1,353
113	Piedmont Natural Gas Co., Inc.	3,083
95	RWE AG (Germany)	6,240
300	Sempra Energy	15,275
211	Southern Co.	7,742
240	Tokyo Electric Power (The) Co., Inc. (Japan)	6,991
44	WGL Holdings, Inc.	1,552

		68,027

	Total Common Stocks (Cost $2,827,915)	2,492,635

Principal Amount		Value

	CORPORATE BONDS—16.9%
	BASIC MATERIALS—0.4%
$63,000	BHP Billiton Finance USA Ltd. (Australia)
	5.50%, 4/01/14	70,939

	COMMUNICATIONS —1.3%
115,000	AT&T, Inc.
	5.875%, 2/01/12	122,852
83,000	Cellco Partnership/Verizon Wireless Capital LLC
	5.55%, 2/01/14	94,000
30,000	Telefonica Emisiones SAU (Spain)
	4.949%, 1/15/15	32,419

		249,271

SCHEDULE OF INVESTMENTS

TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND (Continued)

August 31, 2010 (Unaudited)

Principal Amount		Value

	CONSUMER, CYCLICAL—0.3%
$47,000	Wal-Mart Stores, Inc.
	4.55%, 5/01/13	$51,524

	CONSUMER, NON-CYCLICAL—1.5%
41,000	Diageo Finance BV (Netherlands)
	5.30%, 10/28/15	46,913
63,000	UnitedHealth Group, Inc.
	4.875%, 3/15/15	68,627
75,000	WellPoint, Inc.
	5.25%, 1/15/16	84,105
76,000	Wyeth
	5.50%, 2/01/14	86,110

		285,755

	ENERGY—0.4%
43,000	Apache Corp.
	5.25%, 4/15/13	46,969
30,000	BP Capital Markets PLC
	3.875%, 3/10/15	29,748

		76,717

	FINANCIAL—10.5%
21,000	Bank of America Corp.
	4.875%, 1/15/13	22,108
115,000	Bank of New York Mellon (The) Corp.
	4.30%, 5/15/14	125,860
65,000	Berkshire Hathaway, Inc.
	3.20%, 2/11/15	68,703
81,000	Boeing Capital Corp. Ltd.
	5.80%, 1/15/13	89,707
51,000	Boston Properties LP
	6.25%, 1/15/13	55,940
96,000	Citigroup, Inc.
	6.00%, 2/21/12	101,487
155,000	Goldman Sachs Group LP
	5.00%, 10/01/14	166,374
	HSBC Finance Corp.
85,000	6.375%, 11/27/12	92,600
50,000	5.50%, 1/19/16	54,774
81,000	John Deere Capital Corp.
	7.00%, 3/15/12	88,794
76,000	JPMorgan Chase & Co.
	5.75%, 1/02/13	82,477
70,000	KFW (Germany)
	3.25%, 10/14/11	72,223
105,000	Merrill Lynch & Co., Inc., Series C MTN
	5.00%, 1/15/15	111,262
101,000	MetLife, Inc.
	5.00%, 6/15/15	110,839

SCHEDULE OF INVESTMENTS

TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND (Continued)

August 31, 2010 (Unaudited)

Principal Amount		Value
	FINANCIAL (Continued)
	Morgan Stanley
$100,000	5.05%, 1/21/11	$ 101,676
99,000	5.30%, 3/01/13	105,874
49,000	National Rural Utilities Cooperative Finance Corp., Series C MTN
	7.25%, 3/01/12	53,562
55,000	PNC Funding Corp.
	5.25%, 11/15/15	59,939
25,000	Prudential Financial, Inc.
	5.10%, 9/20/14	27,197
45,000	Simon Property Group LP
	5.10%, 6/15/15	50,318
126,000	Wachovia Corp.
	5.25%, 8/01/14	136,034
185,000	Wells Fargo & Co.
	5.00%, 11/15/14	199,449

		1,977,197

	GOVERNMENT—1.0%
163,000	European Investment Bank (Supranational)
	4.625%, 5/15/14	182,627

	TECHNOLOGY—0.8%
50,000	Hewlett-Packard Co.
	6.125%, 3/01/14	57,873
89,000	Oracle Corp.
	5.25%, 1/15/16	103,415

		161,288

	UTILITIES—0.7%
125,000	Dominion Resources, Inc., Series C
	5.15%, 7/15/15	141,827

	Total Corporate Bonds (Amortized Cost $2,991,928)	3,197,145

	UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS—67.7%
	FEDERAL HOME LOAN MORTGAGE CORP.—8.0%
720,000	3.25%, 2/25/11	730,113
230,000	4.875%, 11/18/11	242,397
498,000	4.50%, 1/15/13	541,819

		1,514,329

SCHEDULE OF INVESTMENTS

TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND (Continued)

August 31, 2010 (Unaudited)

Principal Amount		Value
	FEDERAL NATIONAL MORTGAGE ASSOCIATION—5.2%
$278,000	5.00%, 4/15/15	$ 321,947
548,000	5.00%, 5/11/17	646,025

		967,972

	UNITED STATES TREASURY BONDS/NOTES—54.5%
1,253,600	2.00%, 9/30/10	1,255,510
970,000	4.50%, 2/28/11	990,726
480,000	0.875%, 5/31/11	482,325
978,800	1.75%, 11/15/11	995,355
1,273,700	1.375%, 4/15/12	1,293,851
290,000	1.75%, 8/15/12	297,284
140,000	4.00%, 11/15/12	150,861
1,150,000	1.375%, 2/15/13	1,171,742
820,200	3.375%, 7/31/13	884,919
1,274,100	4.75%, 5/15/14	1,454,665
930,000	2.375%, 2/28/15	978,097
244,800	7.50%, 11/15/16	328,070

		10,283,405

	Total United States Government & Agencies Obligations (Amortized Cost $12,353,334)	12,765,706

	SOVEREIGN BONDS—1.7%
175,000	Italy Government International Bond (Italy)
	6.00%, 2/22/11	178,511
15,000	Province of Ontario (Canada)
	2.625%, 1/20/12	15,425
35,000	Province of Ontario (Canada)
	2.95%, 2/05/15	37,047
79,000	United Mexican States, Series A MTN (Mexico)
	6.375%, 1/16/13	88,085

	Total Sovereign Bonds (Amortized Cost $311,352)	319,068

	Total Investments—99.5% (Amortized Cost $18,484,529)(a)	$ 18,774,554
	Other assets less liabilities—0.5%	95,155

	Net Assets—100.0%	$ 18,869,709

	MTN – Medium Term Note. REIT – Real Estate Investment Trust. * Non-income producing security.

(a)The cost stated also approximates the aggregate cost for Federal income tax purposes. At August 31, 2010, net unrealized appreciation was $290,025 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $736,729 and aggregate gross unrealized depreciation of $446,704.

SCHEDULE OF INVESTMENTS

TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND (Continued)

August 31, 2010 (Unaudited)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	—	quoted prices in active markets for identical securities

Level 2	—	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2010:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks	$ 2,492,635	$-	$-	$2,492,635
Corporate Bonds	-	3,197,145	-	3,197,145
United States Government & Agencies Obligations	-	12,765,706	-	12,765,706
Sovereign Bonds	-	319,068	-	319,068

Total Investments	$ 2,492,635	$16,281,919	$-	$18,774,554

TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND

COUNTRY BREAKDOWN AS OF AUGUST 31, 2010 (Unaudited)

	Value	% of Net Assets
United States	$17,278,091	91.6%
United Kingdom	232,519	1.2
Italy	196,544	1.0
Supranational	182,627	1.0
Germany	155,366	0.8
Australia	119,934	0.7
Switzerland	93,683	0.5
Mexico	88,085	0.5
Japan	88,013	0.5
France	81,813	0.4
Netherlands	61,386	0.3
Canada	59,432	0.3
Spain	53,836	0.3
Sweden	17,631	0.1
Ireland	13,012	0.1
Netherlands Antilles	11,146	0.1
Israel	9,469	0.1
Denmark	7,744	0.0
Belgium	6,990	0.0
Finland	6,275	0.0
Luxembourg	5,150	0.0
Norway	5,084	0.0
Bermuda	724	0.0

Total Investments	$18,774,554	99.5
Other assets less liabilities	95,155	0.5

Net Assets	$18,869,709	100.0%

SCHEDULE OF INVESTMENTS

TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND

August 31, 2010 (Unaudited)

Number of Shares		Value
	COMMON STOCKS—57.2%
	CONSUMER DISCRETIONARY—5.5%
811	Buckle (The), Inc.	$19,423
3,700	Callaway Golf Co.	23,125
200	Capella Education Co.*	12,516
999	Carter’s, Inc.*	22,318
1,995	Cinemark Holdings, Inc.	29,147
3,700	Coach, Inc.	132,608
1,107	Collective Brands, Inc.*	14,314
558	Columbia Sportswear Co.	26,008
5,421	Comcast Corp., Class A	92,808
636	Compagnie Financiere Richemont SA (Switzerland)	24,750
1,089	Daimler AG (Germany)*	53,093
2,000	Dana Holding Corp.*	20,520
600	Deckers Outdoor Corp.*	26,082
1,100	Dillard’s, Inc., Class A	24,057
3,300	Discovery Communications, Inc., Class A*	124,575
4,000	Dollar General Corp.*	109,240
1,047	Dress Barn (The), Inc.*	21,830
4,000	Exide Technologies*	16,760
5,760	Ford Motor Co.*	65,030
600	Gaylord Entertainment Co.*	15,696
1,204	Hennes & Mauritz AB, B Shares (Sweden)	39,500
2,373	HONDA MOTOR Co. Ltd. (Japan)	78,535
1,300	Johnson Controls, Inc.	34,489
1,500	Jones Apparel Group, Inc.	23,070
2,200	K-Swiss, Inc., Class A*	25,014
900	Landry’s Restaurants, Inc.*	21,915
2,800	La-Z-Boy, Inc.*	18,760
3,000	Live Nation Entertainment, Inc.*	25,920
5,300	Liz Claiborne, Inc.*	22,260
3,000	Lowe’s Cos., Inc.	60,900
326	LVMH Moet Hennessy Louis Vuitton SA (France)	38,023
2,091	McDonald’s Corp.	152,769
899	Men’s Wearhouse (The), Inc.	17,333
3,407	News Corp., Class A	42,826
1,000	NIKE, Inc., Class B	70,000
3,153	Nissan Motor Co. Ltd. (Japan)*	24,107
5,300	Orbitz Worldwide, Inc.*	26,712
2,594	Panasonic Corp. (Japan)	32,993
1,300	Penske Automotive Group, Inc.*	15,613
500	Polaris Industries, Inc.	26,665
2,600	Retail Ventures, Inc.*	21,944
2,400	Saks, Inc.*	18,936
700	Skechers U.S.A., Inc., Class A*	17,829
1,511	Sony Corp. (Japan)	42,611
900	Sotheby’s	23,949
800	Tenneco, Inc.*	19,776
1,700	Thomson Reuters Corp. (Canada)	59,160
2,230	Time Warner, Inc.	66,855
3,751	Toyota Motor Corp. (Japan)	127,758
800	Under Armour, Inc., Class A*	28,696
598	Vail Resorts, Inc.*	19,752
1,656	Vivendi (France)	38,747
3,843	Walt Disney (The) Co.	125,243
363	Warnaco Group (The), Inc.*	15,202

		2,297,762

SCHEDULE OF INVESTMENTS

TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND (Continued)

August 31, 2010 (Unaudited)

Number of Shares		Value
	CONSUMER STAPLES—5.6%
762	Anheuser-Busch InBev NV (Belgium)	$39,751
2,340	British American Tobacco PLC (United Kingdom)	79,695
831	Casey’s General Stores, Inc.	31,262
4,459	Coca-Cola (The) Co.	249,347
2,728	CVS Caremark Corp.	73,656
665	DANONE SA (France)	35,840
3,059	Diageo PLC (United Kingdom)	49,788
1,096	Fresh Del Monte Produce, Inc. (Cayman Islands)*	24,079
2,873	Kraft Foods, Inc., Class A	86,046
476	Lancaster Colony Corp.	21,691
800	Medifast, Inc.*	21,376
1,828	Molson Coors Brewing Co., Class B	79,628
4,143	Nestle SA (Switzerland)	214,913
800	Nu Skin Enterprises, Inc., Class A	20,456
3,492	Philip Morris International, Inc.	179,628
5,748	Procter & Gamble (The) Co.	342,983
739	Reckitt Benckiser Group PLC (United Kingdom)	37,060
858	Ruddick Corp.	27,773
4,346	Safeway, Inc.	81,705
9,994	Tesco PLC (United Kingdom)	62,507
500	TreeHouse Foods, Inc.*	20,750
2,061	Unilever NV (Netherlands)	55,362
1,625	Unilever PLC (United Kingdom)	43,006
1,800	Walgreen Co.	48,384
7,344	Wal-Mart Stores, Inc.	368,229
1,551	Woolworths Ltd. (Australia)	38,322

		2,333,237

	ENERGY—6.2%
3,600	American Oil & Gas, Inc.*	24,660
804	Berry Petroleum Co., Class A	21,829
4,687	BG Group PLC (United Kingdom)	75,600
805	Bill Barrett Corp.*	26,211
30,028	BP PLC (United Kingdom)	175,647
1,700	Brigham Exploration Co.*	26,044
300	CARBO Ceramics, Inc.	22,719
3,875	Chevron Corp.	287,370
1,000	Complete Production Services, Inc.*	17,640
2,913	ConocoPhillips	152,729
3,300	Delek US Holdings, Inc.	22,143
900	Devon Energy Corp.	54,252
666	Dril-Quip, Inc.*	35,211
3,523	ENI S.p.A (Italy)	70,163
10,152	Exxon Mobil Corp.	600,592
1,800	Helix Energy Solutions Group, Inc.*	16,380
1,400	Hornbeck Offshore Services, Inc.*	22,120
2,000	Key Energy Services, Inc.*	16,020
1,580	Occidental Petroleum Corp.	115,466
2,816	Peabody Energy Corp.	120,525
4,422	Royal Dutch Shell PLC, Class A (United Kingdom)	117,778
3,248	Royal Dutch Shell PLC, Class B (United Kingdom)	83,289
1,646	RPC, Inc.	26,846
2,273	Schlumberger Ltd. (Netherlands Antilles)	121,219
718	Southwestern Energy Co.*	23,493
1,768	Statoil ASA (Norway)	33,289
2,694	Total SA (France)	126,241

SCHEDULE OF INVESTMENTS

TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND (Continued)

August 31, 2010 (Unaudited)

Number of Shares		Value
	ENERGY (Continued)
6,400	Williams (The) Cos., Inc.	$ 116,032
691	Woodside Petroleum Ltd. (Australia)	25,751
1,078	World Fuel Services Corp.	27,532

		2,604,791

	FINANCIALS—12.0%
90	Alexander’s, Inc. REIT	27,410
478	Allianz SE (Germany)	49,172
868	American Campus Communities, Inc. REIT	25,858
4,900	American Capital Ltd.*	24,843
2,300	American Express Co.	91,701
2,800	Apollo Investment Corp.	26,796
2,800	Ashford Hospitality Trust REIT*	22,484
1,700	Associated Estates Realty Corp. REIT	23,052
3,205	Australia & New Zealand Banking Group Ltd. (Australia)	64,440
2,469	AXA SA (France)	38,487
4,140	Banco Bilbao Vizcaya Argentaria SA (Spain)	50,071
7,918	Banco Santander SA (Spain)	93,056
18,426	Bank of America Corp.	229,403
15,354	Barclays PLC (United Kingdom)	71,359
5,216	Berkshire Hathaway, Inc., Class B*	410,915
1,700	BioMed Realty Trust, Inc. REIT	29,053
1,327	BNP Paribas (France)	83,265
1,500	Boston Properties, Inc. REIT	122,100
400	Cash America International, Inc.	12,252
2,000	CBL & Associates Properties, Inc. REIT	24,400
2,289	Charles Schwab (The) Corp.	29,208
56,400	Citigroup, Inc.*	209,808
2,000	Commonwealth Bank of Australia (Australia)	89,539
900	Community Trust Bancorp, Inc.	23,706
500	Credit Acceptance Corp.*	28,325
1,384	Credit Suisse Group AG (Switzerland)	60,861
694	Deutsche Bank AG (Germany)	43,732
700	Entertainment Properties Trust REIT	30,163
432	Equity Lifestyle Properties, Inc. REIT	22,347
1,437	Equity One, Inc. REIT	22,978
600	Equity Residential REIT	27,498
1,000	Evercore Partners, Inc., Class A	24,490
1,373	FirstMerit Corp.	23,753
437	Franklin Resources, Inc.	42,175
904	Goldman Sachs Group (The), Inc.	123,794
747	Highwoods Properties, Inc. REIT	23,366
500	Home Properties, Inc. REIT	25,250
21,533	HSBC Holdings PLC (United Kingdom)	213,026
4,652	ING Groep NV (Netherlands)*	41,494
1,800	Investors Bancorp, Inc.*	19,116
7,633	JPMorgan Chase & Co.	277,535
800	Kilroy Realty Corp. REIT	24,888
1,000	LaSalle Hotel Properties REIT	21,070
46,492	Lloyds Banking Group PLC (United Kingdom)*	49,653
1,400	M&T Bank Corp.	119,896
3,927	MFA Financial, Inc. REIT	28,942
491	Mid-America Apartment Communities, Inc. REIT	27,727
18,217	Mitsubishi UFJ Financial Group, Inc. (Japan)	86,996
21,293	Mizuho Financial Group, Inc. (Japan)	32,712
280	Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	35,871

SCHEDULE OF INVESTMENTS

TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND (Continued)

August 31, 2010 (Unaudited)

Number of Shares		Value
	FINANCIALS (Continued)
2,762	National Australia Bank Ltd. (Australia)	$ 57,033
1,100	National Interstate Corp.	21,131
1,399	National Retail Properties, Inc. REIT	34,080
5,500	Nomura Holdings, Inc. (Japan)	30,981
3,975	Nordea Bank AB (Sweden)	35,730
2,656	Northern Trust Corp.	122,548
1,417	OMEGA Healthcare Investors, Inc. REIT	30,395
1,200	Pebblebrook Hotel Trust REIT*	21,288
420	Platinum Underwriters Holdings Ltd. (Bermuda)	16,888
667	Potlatch Corp. REIT	22,345
565	ProAssurance Corp.*	29,917
795	Prosperity Bancshares, Inc.	22,618
300	Public Storage REIT	29,406
600	Signature Bank*	21,924
546	Simon Property Group, Inc. REIT	49,386
718	Societe Generale (France)	36,666
2,504	Standard Chartered PLC (United Kingdom)	67,289
1,825	Sumitomo Mitsui Financial Group, Inc. (Japan)	54,357
700	SVB Financial Group*	26,019
2,800	T. Rowe Price Group, Inc.	122,584
551	Tanger Factory Outlet Centers, Inc. REIT	25,467
1,000	Tejon Ranch Co.*	21,240
682	Tower Group, Inc.	14,636
1,000	Travelers (The) Cos., Inc.	48,980
4,369	UBS AG (Switzerland)*	74,023
648	UMB Financial Corp.	20,658
15,423	UniCredit S.p.A (Italy)	36,303
700	Universal Health Realty Income Trust REIT	22,267
3,800	U.S. Bancorp	79,040
977	Washington Real Estate Investment Trust REIT	29,935
1,200	Webster Financial Corp.	19,308
10,611	Wells Fargo & Co.	249,888
531	Westamerica Bancorp.	26,911
3,966	Westpac Banking Corp. (Australia)	76,600
199	Zurich Financial Services AG (Switzerland)	44,432

		4,992,309

	HEALTH CARE—7.0%
3,185	Abbott Laboratories	157,148
3,600	Accuray, Inc.*	23,688
4,700	Aetna, Inc.	125,584
600	Alcon, Inc. (Switzerland)	97,320
462	Amedisys, Inc.*	10,681
1,100	American Medical Systems Holdings, Inc.*	20,042
904	AMERIGROUP Corp.*	33,358
2,000	Amgen, Inc.*	102,080
1,765	AstraZeneca PLC (United Kingdom)	87,564
1,112	Bayer AG (Germany)	68,093
3,167	Bruker Corp.*	37,656
774	Catalyst Health Solutions, Inc.*	31,030
799	Centene Corp.*	16,156
3,813	eResearch Technology, Inc.*	28,235
6,860	GlaxoSmithKline PLC (United Kingdom)	128,732
1,500	HEALTHSOUTH Corp.*	24,390
400	HMS Holdings Corp.*	20,872
1,900	Hospira, Inc.*	97,584

SCHEDULE OF INVESTMENTS

TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND (Continued)

August 31, 2010 (Unaudited)

Number of Shares		Value
	HEALTH CARE (Continued)
5,764	Johnson & Johnson	$ 328,662
636	Magellan Health Services, Inc.*	27,863
557	Martek Biosciences Corp.*	12,154
1,700	Masimo Corp.	38,692
6,300	Merck & Co., Inc.	221,508
1,400	Metabolix, Inc.*	15,848
2,581	Novartis AG (Switzerland)	135,795
570	Novo Nordisk A/S, B Shares (Denmark)	49,048
1,101	Owens & Minor, Inc.	29,353
16,629	Pfizer, Inc.	264,899
950	Psychiatric Solutions, Inc.*	31,683
534	Quality Systems, Inc.	29,931
914	Roche Holding AG (Switzerland)	124,391
800	Salix Pharmaceuticals Ltd.*	30,288
1,443	Sanofi-Aventis (France)	83,024
2,700	Select Medical Holdings Corp.*	19,305
911	Sirona Dental Systems, Inc.*	28,715
800	SonoSite, Inc.*	23,296
1,016	STERIS Corp.	29,230
1,103	Takeda Pharmaceutical Co. Ltd. (Japan)	50,704
1,247	Teva Pharmaceutical Industries Ltd. (Israel)	63,144
800	Thermo Fisher Scientific, Inc.*	33,696
2,171	UnitedHealth Group, Inc.	68,864
761	WellCare Health Plans, Inc.*	18,880
800	WellPoint, Inc.*	39,744

		2,908,930

	INDUSTRIALS—6.3%
1,000	AAON, Inc.	22,190
2,921	ABB Ltd. (Switzerland)*	56,519
800	ABM Industries, Inc.	15,688
600	Acuity Brands, Inc.	23,244
500	Alaska Air Group, Inc.*	22,115
2,800	American Reprographics Co.*	18,480
4,413	BAE Systems PLC (United Kingdom)	19,988
800	Baldor Electric Co.	28,064
1,500	Boeing (The) Co.	91,695
800	Brady Corp., Class A	20,608
600	Cascade Corp.	18,732
1,218	Caterpillar, Inc.	79,365
3,700	CBIZ, Inc.*	21,941
865	CLARCOR, Inc.	29,099
400	Clean Harbors, Inc.*	24,180
402	East Japan Railway Co. (Japan)	26,044
1,802	Eaton Corp.	125,203
583	EMCOR Group, Inc.*	13,257
1,471	Emerson Electric Co.	68,622
700	EnerSys*	15,449
1,400	Ennis, Inc.	21,546
291	Fanuc Ltd. (Japan)	31,259
600	FedEx Corp.	46,830
1,000	G&K Services, Inc., Class A	20,090
750	General Dynamics Corp.	41,903
21,317	General Electric Co.	308,669
1,141	GrafTech International Ltd.*	16,042
1,046	Griffon Corp.*	11,182

SCHEDULE OF INVESTMENTS

TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND (Continued)

August 31, 2010 (Unaudited)

Number of Shares		Value
	INDUSTRIALS (Continued)
1,284	Heidrick & Struggles International, Inc.	$ 22,303
1,400	Hexcel Corp.*	23,884
3,600	Ingersoll-Rand PLC (Ireland)	117,108
4,931	JetBlue Airways Corp.*	28,156
500	Kaydon Corp.	16,205
1,494	Knight Transportation, Inc.	28,147
1,200	Komatsu Ltd. (Japan)	24,366
1,303	Koninklijke Philips Electronics NV (Netherlands)	36,615
700	Lindsay Corp.	25,809
1,963	Mitsubishi Corp. (Japan)	42,079
3,000	Mitsubishi Electric Corp. (Japan)	23,937
2,624	Mitsui & Co. Ltd. (Japan)	34,155
700	Moog, Inc., Class A*	21,840
500	Nordson Corp.	32,085
1,800	Parker Hannifin Corp.	106,488
4,269	Republic Services, Inc.	125,636
1,022	Rollins, Inc.	20,931
289	Schneider Electric SA (France)	30,740
21	Seaboard Corp.	33,810
1,012	Siemens AG (Germany)	92,324
800	Simpson Manufacturing Co., Inc.	17,632
1,000	Sun Hydraulics Corp.	22,300
2,100	TriMas Corp.*	27,069
1,021	Union Pacific Corp.	74,472
1,873	United Parcel Service, Inc., Class B	119,497
1,899	United Technologies Corp.	123,834
2,400	US Airways Group, Inc.*	21,696
568	Vinci SA (France)	24,996
355	Watsco, Inc.	18,229
500	Watts Water Technologies, Inc., Class A	15,020
1,000	Woodward Governor Co.	26,120

		2,615,487

	INFORMATION TECHNOLOGY—7.7%
800	Acme Packet, Inc.*	26,880
800	ADTRAN, Inc.	25,144
628	Anixter International, Inc.*	28,813
1,893	Apple, Inc.*	460,699
2,700	Applied Materials, Inc.	28,053
2,170	Arris Group, Inc.*	17,729
1,096	Benchmark Electronics, Inc.*	15,377
512	CACI International, Inc., Class A*	20,895
2,100	Calix, Inc.*	25,536
10,928	Cisco Systems, Inc.*	219,106
1,900	Compellent Technologies, Inc.*	29,013
840	Concur Technologies, Inc.*	39,287
2,863	Corning, Inc.	44,892
3,866	EMC Corp.*	70,516
605	Google, Inc., Class A*	272,262
1,000	GSI Commerce, Inc.*	22,770
10,300	Intel Corp.	182,516
2,576	International Business Machines Corp.	317,440
1,456	Jack Henry & Associates, Inc.	34,274
5,200	Limelight Networks, Inc.*	20,592
232	MasterCard, Inc., Class A	46,020
16,392	Microsoft Corp.	384,884

SCHEDULE OF INVESTMENTS

TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND (Continued)

August 31, 2010 (Unaudited)

Number of Shares		Value
	INFORMATION TECHNOLOGY (Continued)
900	Netlogic Microsystems, Inc.*	$ 21,735
129	Nintendo Co. Ltd. (Japan)	35,918
5,740	Nokia Corp. (Finland)	49,206
1,996	Parametric Technology Corp.*	34,032
1,599	Quest Software, Inc.*	34,267
2,139	Rackspace Hosting, Inc.*	42,117
1,173	Riverbed Technology, Inc.*	44,996
1,167	SAP AG (Germany)	51,104
925	SRA International, Inc., Class A*	17,806
8,500	Symantec Corp.*	115,855
3,660	Telefonaktiebolaget LM Ericsson, B Shares (Sweden)	35,605
2,873	TIBCO Software, Inc.*	41,630
5,000	Toshiba Corp. (Japan)	23,520
1,400	Ultratech, Inc.*	23,254
1,200	VeriFone System, Inc.*	29,016
1,650	Visa, Inc., Class A	113,817
15,200	Xerox Corp.	128,288
3,359	Yahoo!, Inc.*	43,936

		3,218,800

	MATERIALS—3.2%
316	Air Liquide SA (France)	32,957
1,500	Allied Nevada Gold Corp.*	35,175
1,692	Anglo American PLC (United Kingdom)	60,850
1,123	ArcelorMittal (Luxembourg)	32,863
1,156	BASF SE (Germany)	61,171
4,429	BHP Billiton Ltd. (Australia)	146,052
2,891	BHP Billiton PLC (United Kingdom)	81,377
2,200	Buckeye Technologies, Inc.	26,136
1,400	Coeur d’Alene Mines Corp.*	24,024
2,019	Dow Chemical (The) Co.	49,203
1,672	E.I. du Pont de Nemours & Co.	68,167
800	Freeport-McMoRan Copper & Gold, Inc.	57,584
4,700	Graphic Packaging Holding Co.*	14,335
1,800	Metals USA Holdings Corp.*	21,096
968	Newmont Mining Corp.	59,358
574	Rio Tinto Ltd. (Australia)	35,808
1,704	Rio Tinto PLC (United Kingdom)	86,423
652	Rock-Tenn Co., Class A	31,413
1,187	Rockwood Holdings, Inc.*	30,684
814	Sensient Technologies Corp.	22,572
1,278	Sherwin-Williams (The) Co.	89,946
1,318	Silgan Holdings, Inc.	39,395
1,800	Solutia, Inc.*	24,372
135	Syngenta AG (Switzerland)	31,207
1,402	Vulcan Materials Co.	51,538
5,411	Weyerhaeuser Co.	84,953
1,100	Worthington Industries, Inc.	15,642
2,592	Xstrata PLC (United Kingdom)	40,872

		1,355,173

	TELECOMMUNICATION SERVICES—2.3%
11,879	AT&T, Inc.	321,089
2,574	Deutsche Telekom AG (Germany)	33,990
2,580	France Telecom SA (France)	52,596

SCHEDULE OF INVESTMENTS

TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND (Continued)

August 31, 2010 (Unaudited)

Number of Shares		Value
	TELECOMMUNICATION SERVICES (Continued)
21	NTT DoCoMo, Inc. (Japan)	$ 35,563
5,259	Telefonica SA (Spain)	116,969
6,093	Verizon Communications, Inc.	179,804
63,916	Vodafone Group PLC (United Kingdom)	154,372
4,900	Windstream Corp.	56,522

		950,905

	UTILITIES—1.4%
900	Cleco Corp.	25,497
2,615	E.ON AG (Germany)	73,799
7,178	Enel S.p.A (Italy)	34,302
1,594	GDF Suez (France)	49,503
900	National Fuel Gas Co.	38,682
796	Nicor, Inc.	33,663
718	Piedmont Natural Gas Co., Inc.	19,587
634	RWE AG (Germany)	41,643
2,700	Sempra Energy	137,484
1,610	Southern Co.	59,071
1,599	Tokyo Electric Power (The) Co., Inc. (Japan)	46,578
890	WGL Holdings, Inc.	31,390

		591,199

	Total Common Stocks (Cost $26,134,377)	23,868,593

Principal Amount		Value
	CORPORATE BONDS—24.2%
	BASIC MATERIALS—0.3%
$111,000	E.I. du Pont de Nemours & Co.
	5.25%, 12/15/16	129,489

	COMMUNICATIONS—0.7%
90,000	Cellco Partnership/Verizon Wireless Capital LLC
	5.55%, 2/01/14	101,928
132,000	Cisco Systems, Inc.
	4.45%, 1/15/20	145,540
45,000	France Telecom SA (France)
	5.375%, 7/08/19	51,910

		299,377

	CONSUMER, CYCLICAL—0.2%
70,000	McDonald’s Corp.
	5.35%, 3/01/18	82,642

	CONSUMER, NON-CYCLICAL—3.6%
170,000	Abbott Laboratories
	5.875%, 5/15/16	203,525
100,000	Amgen, Inc.
	5.70%, 2/01/19	120,722
141,000	Coca-Cola Enterprises, Inc.
	8.50%, 2/01/22	201,971

SCHEDULE OF INVESTMENTS

TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND (Continued)

August 31, 2010 (Unaudited)

Number of Shares		Value
	CONSUMER, NON-CYCLICAL (Continued)
$91,000	Diageo Finance BV (Netherlands)
	5.30%, 10/28/15	$104,125
110,000	GlaxoSmithKline Capital, Inc.
	5.65%, 5/15/18	130,843
55,000	Merck & Co., Inc.
	5.00%, 6/30/19	63,950
60,000	PepsiCo, Inc.
	7.90%, 11/01/18	80,380
35,000	Philip Morris International, Inc.
	5.65%, 5/16/18	40,815
471,000	Wyeth
	5.50%, 2/01/14	533,659

		1,479,990

	ENERGY—0.8%
112,000	BP Capital Markets PLC
	3.875%, 3/10/15	111,058
110,000	Chevron Corp.
	3.95%, 3/03/14	120,103
75,000	TransCanada PipeLines Ltd. (Canada)
	7.125%, 1/15/19	96,556

		327,717

	FINANCIAL—11.9%
270,000	Bank of New York Mellon (The) Corp.
	4.30%, 5/15/14	295,497
95,000	Bank of New York Mellon (The) Corp., Series G MTN
	4.60%, 1/15/20	105,384
	Barclays Bank PLC
160,000	5.20%, 7/10/14	176,167
150,000	5.125%, 1/08/20	159,758
28,000	Bear Stearns & Co., Inc.
	7.25%, 2/01/18	33,999
25,000	Berkshire Hathaway, Inc.
	3.20%, 2/11/15	26,424
	Caterpillar Financial Services Corp.
105,000	6.125%, 2/17/14	120,758
120,000	7.15%, 2/15/19	154,786
167,000	Deutsche Bank AG London (Germany)
	6.00%, 9/01/17	193,751
575,000	Goldman Sachs Group LP
	5.00%, 10/01/14	617,196
150,000	HSBC Finance Corp.
	5.50%, 1/19/16	164,323
115,000	JPMorgan Chase & Co.
	6.30%, 4/23/19	132,384
200,000	JPMorgan Chase Bank NA
	5.875%, 6/13/16	224,786
253,000	Landwirtschaftliche Rentenbank, Series G MTN (Germany)
	5.00%, 11/08/16	291,619
293,000	Merrill Lynch & Co., Inc.
	6.875%, 4/25/18	322,934
194,000	Merrill Lynch & Co., Inc., Series C MTN
	5.00%, 1/15/15	205,570

SCHEDULE OF INVESTMENTS

TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND (Continued)

August 31, 2010 (Unaudited)

Principal Amount		Value
	FINANCIAL (Continued)
$343,000	MetLife, Inc.
	5.00%, 6/15/15	$ 376,412
187,000	Morgan Stanley
	5.30%, 3/01/13	199,985
40,000	PNC Funding Corp.
	5.25%, 11/15/15	43,592
150,000	Simon Property Group LP
	5.10%, 6/15/15	167,726
175,000	UBS AG (Switzerland)
	5.875%, 12/20/17	197,843
373,000	Wachovia Corp.
	5.25%, 8/01/14	402,703
320,000	Wells Fargo & Co.
	5.00%, 11/15/14	344,995

		4,958,592

	GOVERNMENT—2.1%
783,000	European Investment Bank (Supranational)
	4.625%, 5/15/14	877,281

	INDUSTRIAL—2.2%
649,000	General Electric Co.
	5.25%, 12/06/17	729,162
125,000	Honeywell International, lnc.
	5.00%, 2/15/19	144,597
50,000	United Technologies Corp.
	6.125%, 2/01/19	62,165

		935,924

	TECHNOLOGY—1.9%
61,000	Dell, Inc.
	5.875%, 6/15/19	71,142
120,000	Hewlett-Packard Co.
	6.125%, 3/01/14	138,894
300,000	IBM Corp.
	5.70%, 9/14/17	359,945
55,000	Microsoft Corp.
	4.20%, 6/01/19	61,819
141,000	Oracle Corp.
	5.25%, 1/15/16	163,837

		795,637

	UTILITIES—0.5%
60,000	Consolidated Edison Co. of New York, Inc.
	7.125%, 12/01/18	77,427
50,000	Progress Energy Carolinas, Inc.
	5.30%, 1/15/19	58,435
80,000	Public Service Co. of Colorado
	5.125%, 6/01/19	92,295

		228,157

SCHEDULE OF INVESTMENTS

TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND (Continued)

August 31, 2010 (Unaudited)

Principal Amount		Value
	Total Corporate Bonds (Amortized Cost $9,603,013)	$10,114,807

	UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS—17.5%
	FEDERAL NATIONAL MORTGAGE ASSOCIATION—3.1%
$335,000	5.00%, 4/15/15	387,958
768,000	5.00%, 5/11/17	905,378

		1,293,336

	UNITED STATES TREASURY BONDS/NOTES—14.4%
1,363,400	4.75%, 5/15/14	1,556,620
805,000	2.50%, 3/31/15	851,164
268,600	7.50%, 11/15/16	359,966
810,000	3.125%, 1/31/17	874,863
629,000	8.125%, 8/15/19	924,925
450,000	3.625%, 2/15/20	495,316
142,200	7.625%, 2/15/25	220,654
499,300	6.25%, 5/15/30	719,382

		6,002,890

	Total United States Government & Agencies Obligations (Amortized Cost $6,835,443)	7,296,226

	SOVEREIGN BONDS—0.6%
175,000	Republic of Italy (Italy)
	5.25%, 9/20/16	192,901
67,000	United Mexican States, Series A MTN (Mexico)
	6.375%, 1/16/13	74,705

	Total Sovereign Bonds (Amortized Cost $251,567)	267,606

	Total Investments—99.5% (Amortized Cost $42,824,400)(a)	$41,547,232
	Other assets less liabilities—0.5%	198,386

	Net Assets—100.0%	$41,745,618

MTN – Medium Term Note.

REIT – Real Estate Investment Trust.

* Non-income producing security.

(a)	The cost stated also approximates the aggregate cost for Federal income tax purposes. At August 31, 2010, net unrealized depreciation was $1,277,168 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $2,077,189 and aggregate gross unrealized depreciation of $3,354,357.

SCHEDULE OF INVESTMENTS

TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND (Continued)

August 31, 2010 (Unaudited)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2010:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks	$23,868,593	$-	$-	$23,868,593
Corporate Bonds	-	10,114,807	-	10,114,807
United States Government & Agencies Obligations	-	7,296,226	-	7,296,226
Sovereign Bonds	-	267,606	-	267,606

Total Investments	$23,868,593	$17,678,639	$-	$41,547,232

TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND

COUNTRY BREAKDOWN AS OF AUGUST 31, 2010 (Unaudited)

	Value	% of Net Assets
United States	$32,424,755	77.7%
United Kingdom	2,232,859	5.3
Germany	1,089,360	2.6
Switzerland	1,062,053	2.5
Japan	885,171	2.1
Supranational	877,280	2.1
France	722,995	1.7
Australia	533,546	1.3
Italy	333,669	0.8
Spain	260,096	0.6
Netherlands	237,595	0.6
Canada	155,716	0.4
Netherlands Antilles	121,219	0.3
Ireland	117,108	0.3
Sweden	110,836	0.3
Mexico	74,705	0.2
Israel	63,144	0.1
Finland	49,207	0.1
Denmark	49,048	0.1
Belgium	39,751	0.1
Norway	33,289	0.1
Luxembourg	32,863	0.1
Cayman Islands	24,079	0.1
Bermuda	16,888	0.0

Total Investments	$41,547,232	99.5
Other assets less liabilities	198,386	0.5

Net Assets	$41,745,618	100.0%

SCHEDULE OF INVESTMENTS

TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND

August 31, 2010 (Unaudited)

Number of Shares		Value

	COMMON STOCKS—80.4%
	CONSUMER DISCRETIONARY—7.7%
862	Buckle (The), Inc.	$20,645
4,000	Callaway Golf Co.	25,000
300	Capella Education Co.*	18,774
1,065	Carter’s, Inc.*	23,792
2,126	Cinemark Holdings, Inc.	31,061
4,000	Coach, Inc.	143,360
1,265	Collective Brands, Inc.*	16,356
594	Columbia Sportswear Co.	27,686
5,971	Comcast Corp., Class A	102,224
699	Compagnie Financiere Richemont SA (Switzerland)	27,202
1,157	Daimler AG (Germany)*	56,408
2,200	Dana Holding Corp.*	22,572
700	Deckers Outdoor Corp.*	30,429
1,200	Dillard’s, Inc., Class A	26,244
3,600	Discovery Communications, Inc., Class A*	135,900
4,400	Dollar General Corp.*	120,164
1,112	Dress Barn (The), Inc.*	23,185
4,400	Exide Technologies*	18,436
7,596	Ford Motor Co.*	85,759
600	Gaylord Entertainment Co.*	15,696
1,346	Hennes & Mauritz AB, B Shares (Sweden)	44,159
2,540	HONDA MOTOR Co. Ltd. (Japan)	84,062
1,400	Johnson Controls, Inc.	37,142
1,600	Jones Apparel Group, Inc.	24,608
2,400	K-Swiss, Inc., Class A*	27,288
1,000	Landry’s Restaurants, Inc.*	24,350
3,100	La-Z-Boy, Inc.*	20,770
3,300	Live Nation Entertainment, Inc.*	28,512
5,900	Liz Claiborne, Inc.*	24,780
3,300	Lowe’s Cos., Inc.	66,990
364	LVMH Moet Hennessy Louis Vuitton SA (France)	42,455
2,241	McDonald’s Corp.	163,728
953	Men’s Wearhouse (The), Inc.	18,374
3,590	News Corp., Class A	45,126
1,100	NIKE, Inc., Class B	77,000
3,345	Nissan Motor Co. Ltd. (Japan)*	25,574
5,800	Orbitz Worldwide, Inc.*	29,232
2,794	Panasonic Corp. (Japan)	35,536
1,400	Penske Automotive Group, Inc.*	16,814
500	Polaris Industries, Inc.	26,665
2,900	Retail Ventures, Inc.*	24,476
2,700	Saks, Inc.*	21,303
800	Skechers U.S.A., Inc., Class A*	20,376
1,548	Sony Corp. (Japan)	43,654
1,000	Sotheby’s	26,610
900	Tenneco, Inc.*	22,248
1,800	Thomson Reuters Corp. (Canada)	62,640
2,511	Time Warner, Inc.	75,280
3,961	Toyota Motor Corp. (Japan)	134,911
800	Under Armour, Inc., Class A*	28,696
635	Vail Resorts, Inc.*	20,974
1,786	Vivendi (France)	41,789
4,119	Walt Disney (The) Co.	134,238

SCHEDULE OF INVESTMENTS

TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND (Continued)

August 31, 2010 (Unaudited)

Number of Shares		Value
	CONSUMER DISCRETIONARY (Continued)
811	Warnaco Group (The), Inc.*	$ 33,965

		2,525,218

	CONSUMER STAPLES—7.9%
890	Anheuser-Busch InBev NV (Belgium)	46,428
2,792	British American Tobacco PLC (United Kingdom)	95,089
886	Casey’s General Stores, Inc.	33,331
4,885	Coca-Cola (The) Co.	273,169
2,941	CVS Caremark Corp.	79,407
732	DANONE SA (France)	39,451
3,976	Diageo PLC (United Kingdom)	64,713
1,161	Fresh Del Monte Produce, Inc. (Cayman Islands)*	25,507
3,562	Kraft Foods, Inc., Class A	106,682
505	Lancaster Colony Corp.	23,013
900	Medifast, Inc.*	24,048
1,953	Molson Coors Brewing Co., Class B	85,073
4,557	Nestle SA (Switzerland)	236,389
900	Nu Skin Enterprises, Inc., Class A	23,013
3,780	Philip Morris International, Inc.	194,443
6,333	Procter & Gamble (The) Co.	377,890
816	Reckitt Benckiser Group PLC (United Kingdom)	40,922
914	Ruddick Corp.	29,586
4,712	Safeway, Inc.	88,586
12,229	Tesco PLC (United Kingdom)	76,485
600	TreeHouse Foods, Inc.*	24,900
2,234	Unilever NV (Netherlands)	60,009
1,746	Unilever PLC (United Kingdom)	46,209
2,000	Walgreen Co.	53,760
8,013	Wal-Mart Stores, Inc.	401,771
1,707	Woolworths Ltd. (Australia)	42,176

		2,592,050

	ENERGY—8.7%
4,000	American Oil & Gas, Inc.*	27,400
853	Berry Petroleum Co., Class A	23,159
4,496	BG Group PLC (United Kingdom)	72,519
856	Bill Barrett Corp.*	27,871
33,032	BP PLC (United Kingdom)	193,219
1,900	Brigham Exploration Co.*	29,108
400	CARBO Ceramics, Inc.	30,292
4,226	Chevron Corp.	313,400
1,100	Complete Production Services, Inc.*	19,404
3,128	ConocoPhillips	164,001
3,600	Delek US Holdings, Inc.	24,156
1,000	Devon Energy Corp.	60,280
708	Dril-Quip, Inc.*	37,432
3,762	ENI S.p.A (Italy)	74,923
11,181	Exxon Mobil Corp.	661,469
1,900	Helix Energy Solutions Group, Inc.*	17,290
1,500	Hornbeck Offshore Services, Inc.*	23,700
2,100	Key Energy Services, Inc.*	16,821
1,741	Occidental Petroleum Corp.	127,232
3,154	Peabody Energy Corp.	134,991
4,967	Royal Dutch Shell PLC, Class A (United Kingdom)	132,294
3,819	Royal Dutch Shell PLC, Class B (United Kingdom)	97,931

SCHEDULE OF INVESTMENTS

TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND (Continued)

August 31, 2010 (Unaudited)

Number of Shares		Value
	ENERGY (Continued)
1,749	RPC, Inc.	$ 28,526
2,444	Schlumberger Ltd. (Netherlands Antilles)	130,339
835	Southwestern Energy Co.*	27,321
1,203	Statoil ASA (Norway)	22,651
2,963	Total SA (France)	138,846
7,100	Williams (The) Cos., Inc.	128,723
735	Woodside Petroleum Ltd. (Australia)	27,391
1,146	World Fuel Services Corp.	29,269

		2,841,958

	FINANCIALS—16.8%
95	Alexander’s, Inc. REIT	28,932
651	Allianz SE (Germany)	66,969
924	American Campus Communities, Inc. REIT	27,526
5,400	American Capital Ltd.*	27,378
2,600	American Express Co.	103,662
3,100	Apollo Investment Corp.	29,667
3,100	Ashford Hospitality Trust REIT*	24,893
1,900	Associated Estates Realty Corp. REIT	25,764
3,526	Australia & New Zealand Banking Group Ltd. (Australia)	70,895
2,577	AXA SA (France)	40,171
4,409	Banco Bilbao Vizcaya Argentaria SA (Spain)	53,324
9,462	Banco Santander SA (Spain)	111,202
21,160	Bank of America Corp.	263,442
16,890	Barclays PLC (United Kingdom)	78,498
5,738	Berkshire Hathaway, Inc., Class B*	452,039
1,800	BioMed Realty Trust, Inc. REIT	30,762
1,264	BNP Paribas (France)	79,312
1,600	Boston Properties, Inc. REIT	130,240
500	Cash America International, Inc.	15,315
2,200	CBL & Associates Properties, Inc. REIT	26,840
2,565	Charles Schwab (The) Corp.	32,729
62,000	Citigroup, Inc.*	230,640
2,200	Commonwealth Bank of Australia (Australia)	98,493
900	Community Trust Bancorp, Inc.	23,706
500	Credit Acceptance Corp.*	28,325
1,470	Credit Suisse Group AG (Switzerland)	64,642
740	Deutsche Bank AG (Germany)	46,630
700	Entertainment Properties Trust REIT	30,163
460	Equity Lifestyle Properties, Inc. REIT	23,796
1,529	Equity One, Inc. REIT	24,449
600	Equity Residential REIT	27,498
1,100	Evercore Partners, Inc., Class A	26,939
1,458	FirstMerit Corp.	25,223
504	Franklin Resources, Inc.	48,641
1,027	Goldman Sachs Group (The), Inc.	140,637
726	Highwoods Properties, Inc. REIT	22,709
600	Home Properties, Inc. REIT	30,300
25,115	HSBC Holdings PLC (United Kingdom)	248,464
5,117	ING Groep NV (Netherlands)*	45,641
2,000	Investors Bancorp, Inc.*	21,240
8,356	JPMorgan Chase & Co.	303,824
900	Kilroy Realty Corp. REIT	27,999
1,100	LaSalle Hotel Properties REIT	23,177
51,143	Lloyds Banking Group PLC (United Kingdom)*	54,620
1,500	M&T Bank Corp.	128,460

SCHEDULE OF INVESTMENTS

TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND (Continued)

August 31, 2010 (Unaudited)

Number of Shares		Value
	FINANCIALS (Continued)
4,174	MFA Financial, Inc. REIT	$ 30,762
522	Mid-America Apartment Communities, Inc. REIT	29,477
18,379	Mitsubishi UFJ Financial Group, Inc. (Japan)	87,769
23,423	Mizuho Financial Group, Inc. (Japan)	35,984
301	Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	38,562
2,973	National Australia Bank Ltd. (Australia)	61,390
1,200	National Interstate Corp.	23,052
1,487	National Retail Properties, Inc. REIT	36,223
6,000	Nomura Holdings, Inc. (Japan)	33,798
4,246	Nordea Bank AB (Sweden)	38,166
2,928	Northern Trust Corp.	135,098
1,508	OMEGA Healthcare Investors, Inc. REIT	32,347
1,400	Pebblebrook Hotel Trust REIT*	24,836
462	Platinum Underwriters Holdings Ltd. (Bermuda)	18,577
710	Potlatch Corp. REIT	23,785
601	ProAssurance Corp.*	31,823
844	Prosperity Bancshares, Inc.	24,012
400	Public Storage REIT	39,208
700	Signature Bank*	25,578
585	Simon Property Group, Inc. REIT	52,913
792	Societe Generale (France)	40,445
2,482	Standard Chartered PLC (United Kingdom)	66,698
1,978	Sumitomo Mitsui Financial Group, Inc. (Japan)	58,914
700	SVB Financial Group*	26,019
3,100	T. Rowe Price Group, Inc.	135,718
588	Tanger Factory Outlet Centers, Inc. REIT	27,177
1,100	Tejon Ranch Co.*	23,364
727	Tower Group, Inc.	15,601
1,100	Travelers (The) Cos., Inc.	53,878
4,062	UBS AG (Switzerland)*	68,822
688	UMB Financial Corp.	21,933
22,667	UniCredit S.p.A (Italy)	53,354
800	Universal Health Realty Income Trust REIT	25,448
4,200	U.S. Bancorp	87,360
1,040	Washington Real Estate Investment Trust REIT	31,866
1,300	Webster Financial Corp.	20,917
11,565	Wells Fargo & Co.	272,356
564	Westamerica Bancorp.	28,584
4,304	Westpac Banking Corp. (Australia)	83,128
211	Zurich Financial Services AG (Switzerland)	47,111

		5,477,829

	HEALTH CARE—9.7%
3,408	Abbott Laboratories	168,151
4,000	Accuray, Inc.*	26,320
5,200	Aetna, Inc.	138,944
700	Alcon, Inc. (Switzerland)	113,540
791	Amedisys, Inc.*	18,288
1,200	American Medical Systems Holdings, Inc.*	21,864
960	AMERIGROUP Corp.*	35,424
2,200	Amgen, Inc.*	112,288
1,894	AstraZeneca PLC (United Kingdom)	93,964
1,182	Bayer AG (Germany)	72,379
3,365	Bruker Corp.*	40,010
822	Catalyst Health Solutions, Inc.*	32,954
848	Centene Corp.*	17,147

SCHEDULE OF INVESTMENTS

TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND (Continued)

August 31, 2010 (Unaudited)

Number of Shares		Value
	HEALTH CARE (Continued)
4,050	eResearch Technology, Inc.*	$ 29,990
7,205	GlaxoSmithKline PLC (United Kingdom)	135,206
1,600	HEALTHSOUTH Corp.*	26,016
400	HMS Holdings Corp.*	20,872
2,100	Hospira, Inc.*	107,856
6,300	Johnson & Johnson	359,226
675	Magellan Health Services, Inc.*	29,572
591	Martek Biosciences Corp.*	12,896
1,900	Masimo Corp.	43,244
6,900	Merck & Co., Inc.	242,604
1,600	Metabolix, Inc.*	18,112
2,839	Novartis AG (Switzerland)	149,369
614	Novo Nordisk A/S, B Shares (Denmark)	52,834
1,169	Owens & Minor, Inc.	31,166
17,817	Pfizer, Inc.	283,825
1,010	Psychiatric Solutions, Inc.*	33,684
568	Quality Systems, Inc.	31,836
1,040	Roche Holding AG (Switzerland)	141,538
900	Salix Pharmaceuticals Ltd.*	34,074
1,558	Sanofi-Aventis (France)	89,641
2,900	Select Medical Holdings Corp.*	20,735
969	Sirona Dental Systems, Inc.*	30,543
900	SonoSite, Inc.*	26,208
1,078	STERIS Corp.	31,014
1,083	Takeda Pharmaceutical Co. Ltd. (Japan)	49,784
1,372	Teva Pharmaceutical Industries Ltd. (Israel)	69,474
900	Thermo Fisher Scientific, Inc.*	37,908
2,359	UnitedHealth Group, Inc.	74,827
808	WellCare Health Plans, Inc.*	20,046
900	WellPoint, Inc.*	44,712

		3,170,085

	INDUSTRIALS—8.9%
1,100	AAON, Inc.	24,409
3,223	ABB Ltd. (Switzerland)*	62,362
900	ABM Industries, Inc.	17,649
700	Acuity Brands, Inc.	27,118
500	Alaska Air Group, Inc.*	22,115
3,000	American Reprographics Co.*	19,800
5,033	BAE Systems PLC (United Kingdom)	22,796
853	Baldor Electric Co.	29,923
1,700	Boeing (The) Co.	103,921
900	Brady Corp., Class A	23,184
700	Cascade Corp.	21,854
1,316	Caterpillar, Inc.	85,751
4,000	CBIZ, Inc.*	23,720
926	CLARCOR, Inc.	31,151
500	Clean Harbors, Inc.*	30,225
486	East Japan Railway Co. (Japan)	31,486
2,032	Eaton Corp.	141,183
1,263	EMCOR Group, Inc.*	28,721
1,597	Emerson Electric Co.	74,500
800	EnerSys*	17,656
1,500	Ennis, Inc.	23,085
299	Fanuc Ltd. (Japan)	32,118
700	FedEx Corp.	54,635

SCHEDULE OF INVESTMENTS

TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND (Continued)

August 31, 2010 (Unaudited)

Number of Shares		Value
	INDUSTRIALS (Continued)
1,100	G&K Services, Inc., Class A	$ 22,099
1,017	General Dynamics Corp.	56,820
23,428	General Electric Co.	339,236
2,175	GrafTech International Ltd.*	30,581
1,124	Griffon Corp.*	12,016
1,367	Heidrick & Struggles International, Inc.	23,745
1,500	Hexcel Corp.*	25,590
4,000	Ingersoll-Rand PLC (Ireland)	130,120
5,361	JetBlue Airways Corp.*	30,611
500	Kaydon Corp.	16,205
1,582	Knight Transportation, Inc.	29,805
1,300	Komatsu Ltd. (Japan)	26,396
1,474	Koninklijke Philips Electronics NV (Netherlands)	41,420
800	Lindsay Corp.	29,496
2,021	Mitsubishi Corp. (Japan)	43,323
3,000	Mitsubishi Electric Corp. (Japan)	23,937
2,850	Mitsui & Co. Ltd. (Japan)	37,097
700	Moog, Inc., Class A*	21,840
500	Nordson Corp.	32,085
2,000	Parker Hannifin Corp.	118,320
4,729	Republic Services, Inc.	139,174
1,845	Rollins, Inc.	37,786
369	Schneider Electric SA (France)	39,249
1,102	Siemens AG (Germany)	100,534
900	Simpson Manufacturing Co., Inc.	19,836
1,100	Sun Hydraulics Corp.	24,530
2,300	TriMas Corp.*	29,647
1,167	Union Pacific Corp.	85,121
2,078	United Parcel Service, Inc., Class B	132,576
2,056	United Technologies Corp.	134,072
2,600	US Airways Group, Inc.*	23,504
606	Vinci SA (France)	26,668
293	Watsco, Inc.	15,046
600	Watts Water Technologies, Inc., Class A	18,024
1,100	Woodward Governor Co.	28,732

		2,894,603

	INFORMATION TECHNOLOGY—10.9%
900	Acme Packet, Inc.*	30,240
900	ADTRAN, Inc.	28,287
667	Anixter International, Inc.*	30,602
2,029	Apple, Inc.*	493,799
3,000	Applied Materials, Inc.	31,170
2,308	Arris Group, Inc.*	18,856
1,166	Benchmark Electronics, Inc.*	16,359
545	CACI International, Inc., Class A*	22,241
2,300	Calix, Inc.*	27,968
12,026	Cisco Systems, Inc.*	241,121
2,100	Compellent Technologies, Inc.*	32,067
895	Concur Technologies, Inc.*	41,859
3,997	Corning, Inc.	62,673
680	Digital River, Inc.*	17,932
4,266	EMC Corp.*	77,812
669	Google, Inc., Class A*	301,063
1,100	GSI Commerce, Inc.*	25,047
11,400	Intel Corp.	202,008

SCHEDULE OF INVESTMENTS

TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND (Continued)

August 31, 2010 (Unaudited)

Number of Shares		Value
	INFORMATION TECHNOLOGY (Continued)
2,800	International Business Machines Corp.	$ 345,044
1,550	Jack Henry & Associates, Inc.	36,487
5,700	Limelight Networks, Inc.*	22,572
311	MasterCard, Inc., Class A	61,690
17,989	Microsoft Corp.	422,383
1,000	Netlogic Microsystems, Inc.*	24,150
138	Nintendo Co. Ltd. (Japan)	38,424
5,932	Nokia Corp. (Finland)	50,852
2,123	Parametric Technology Corp.*	36,197
1,701	Quest Software, Inc.*	36,452
2,273	Rackspace Hosting, Inc.*	44,755
1,248	Riverbed Technology, Inc.*	47,873
1,255	SAP AG (Germany)	54,957
984	SRA International, Inc., Class A*	18,942
9,400	Symantec Corp.*	128,122
3,931	Telefonaktiebolaget LM Ericsson, B Shares (Sweden)	38,242
3,056	TIBCO Software, Inc.*	44,281
6,000	Toshiba Corp. (Japan)	28,224
1,500	Ultratech, Inc.*	24,915
1,300	VeriFone System, Inc.*	31,434
1,863	Visa, Inc., Class A	128,510
16,700	Xerox Corp.	140,948
3,570	Yahoo!, Inc.*	46,696

		3,553,254

	MATERIALS—4.6%
380	Air Liquide SA (France)	39,632
1,700	Allied Nevada Gold Corp.*	39,865
2,089	Anglo American PLC (United Kingdom)	75,128
1,191	ArcelorMittal (Luxembourg)	34,853
1,236	BASF SE (Germany)	65,404
4,543	BHP Billiton Ltd. (Australia)	149,812
2,891	BHP Billiton PLC (United Kingdom)	81,377
2,400	Buckeye Technologies, Inc.	28,512
1,600	Coeur d’Alene Mines Corp.*	27,456
2,273	Dow Chemical (The) Co.	55,393
1,802	E.I. du Pont de Nemours & Co.	73,468
900	Freeport-McMoRan Copper & Gold, Inc.	64,782
5,200	Graphic Packaging Holding Co.*	15,860
2,000	Metals USA Holdings Corp.*	23,440
1,041	Newmont Mining Corp.	63,834
632	Rio Tinto Ltd. (Australia)	39,426
1,984	Rio Tinto PLC (United Kingdom)	100,624
695	Rock-Tenn Co., Class A	33,485
1,261	Rockwood Holdings, Inc.*	32,597
865	Sensient Technologies Corp.	23,986
1,396	Sherwin-Williams (The) Co.	98,250
1,402	Silgan Holdings, Inc.	41,906
2,000	Solutia, Inc.*	27,080
146	Syngenta AG (Switzerland)	33,750
1,621	Vulcan Materials Co.	59,588
5,942	Weyerhaeuser Co.	93,289

SCHEDULE OF INVESTMENTS

TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND (Continued)

August 31, 2010 (Unaudited)

Number of Shares		Value
	MATERIALS (Continued)
1,200	Worthington Industries, Inc.	$ 17,064
2,851	Xstrata PLC (United Kingdom)	44,956

		1,484,817

	TELECOMMUNICATION SERVICES—3.2%
13,085	AT&T, Inc.	353,687
3,944	Deutsche Telekom AG (Germany)	52,081
2,768	France Telecom SA (France)	56,429
22	NTT DoCoMo, Inc. (Japan)	37,256
5,344	Telefonica SA (Spain)	118,859
6,711	Verizon Communications, Inc.	198,042
68,808	Vodafone Group PLC (United Kingdom)	166,188
5,400	Windstream Corp.	62,289

		1,044,831

	UTILITIES—2.0%
900	Cleco Corp.	25,497
2,973	E.ON AG (Germany)	83,902
9,907	Enel S.p.A (Italy)	47,343
1,703	GDF Suez (France)	52,888
1,000	National Fuel Gas Co.	42,980
846	Nicor, Inc.	35,777
802	Piedmont Natural Gas Co., Inc.	21,879
680	RWE AG (Germany)	44,664
3,000	Sempra Energy	152,760
1,767	Southern Co.	64,831
1,698	Tokyo Electric Power (The) Co., Inc. (Japan)	49,462
947	WGL Holdings, Inc.	33,401

		655,384

	Total Common Stocks (Cost $29,171,702)	26,240,029

Principal Amount		Value
	CORPORATE BONDS—14.2%
	BASIC MATERIALS—1.0%
$65,000	ArcelorMittal (Luxembourg)
	9.85%, 6/01/19	81,804
75,000	Dow Chemical (The) Co.
	8.55%, 5/15/19	94,163
75,000	Rio Tinto Finance USA Ltd. (Australia)
	9.00%, 5/01/19	102,653
52,000	Vale Overseas Ltd. (Cayman Islands)
	6.875%, 11/21/36	59,340

		337,960

SCHEDULE OF INVESTMENTS

TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND (Continued)

August 31, 2010 (Unaudited)

Principal Amount		Value
	COMMUNICATIONS—2.9%
$123,000	BellSouth Corp.
	6.00%, 11/15/34	$ 132,717
34,000	British Telecommunications PLC (United Kingdom)
	9.875%, 12/15/30	46,775
17,000	CBS Corp.
	7.875%, 7/30/30	20,867
	Cisco Systems, Inc.
68,000	4.45%, 1/15/20	74,975
52,000	5.90%, 2/15/39	61,231
23,000	Comcast Corp.
	6.45%, 3/15/37	26,277
78,000	Deutsche Telekom International Finance BV (Netherlands)
	8.75%, 6/15/30	109,755
87,000	News America, Inc.
	6.20%, 12/15/34	95,533
49,000	Telecom Italia Capital (Luxembourg)
	7.721%, 6/04/38	55,193
21,000	Time Warner Cable, Inc.
	6.55%, 5/01/37	24,031
87,000	Time Warner, Inc.
	7.70%, 5/01/32	109,881
140,000	Verizon Global Funding Corp.
	7.75%, 12/01/30	183,090
17,000	Viacom, Inc.
	6.25%, 4/30/16	19,839

		960,164

	CONSUMER, CYCLICAL—1.1%
50,000	CVS Caremark Corp.
	6.125%, 9/15/39	56,360
110,000	Target Corp.
	7.00%, 1/15/38	144,550
	Wal-Mart Stores, Inc.
6,000	4.55%, 5/01/13	6,578
120,000	6.50%, 8/15/37	155,121

		362,609

	CONSUMER, NON-CYCLICAL—1.9%
16,000	Abbott Laboratories
	5.875%, 5/15/16	19,155
20,000	Aetna, Inc.
	6.625%, 6/15/36	23,603
49,000	Anheuser-Busch InBev SA/NV
	5.375%, 1/15/20	55,300
51,000	AstraZeneca PLC (United Kingdom)
	6.45%, 9/15/37	65,605
59,000	Bristol-Myers Squibb Co.
	5.875%, 11/15/36	70,230
99,000	Coca-Cola Enterprises, Inc.
	8.50%, 2/01/22	141,810
34,000	Eli Lilly & Co.
	5.55%, 3/15/37	39,378

SCHEDULE OF INVESTMENTS

TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND (Continued)

August 31, 2010 (Unaudited)

Principal Amount		Value
	CONSUMER, NON-CYCLICAL (Continued)
$37,000	Johnson & Johnson
	5.95%, 8/15/37	$ 47,069
24,000	Merck & Co., Inc.
	5.00%, 6/30/19	27,906
20,000	Procter & Gamble (The) Co.
	5.55%, 3/05/37	24,057
84,000	Unilever Capital Corp.
	5.90%, 11/15/32	104,202

		618,315

	ENERGY—1.2%
132,000	ConocoPhillips
	5.90%, 10/15/32	153,732
98,000	Kinder Morgan Energy Partners LP
	5.80%, 3/15/35	99,219
48,000	Shell International Finance BV (Netherlands)
	6.375%, 12/15/38	61,219
34,000	Suncor Energy, Inc. (Canada)
	6.50%, 6/15/38	39,729
19,000	TransCanada PipeLines Ltd. (Canada)
	7.625%, 1/15/39	25,582

		379,481

	FINANCIAL—3.2%
38,000	Allstate (The) Corp.
	5.55%, 5/09/35	40,169
132,000	Bank of New York Mellon (The) Corp., Series G MTN
	4.60%, 1/15/20	146,428
34,000	Bear Stearns & Co., Inc.
	7.25%, 2/01/18	41,284
31,000	Chubb (The) Corp.
	6.00%, 5/11/37	35,968
122,000	Citigroup, Inc.
	8.125%, 7/15/39	152,295
63,000	Credit Suisse (USA), Inc.
	7.125%, 7/15/32	81,437
153,000	General Electric Capital Corp., Series A MTN
	6.75%, 3/15/32	173,500
65,000	Goldman Sachs Group LP
	5.00%, 10/01/14	69,770
76,000	Goldman Sachs Group (The), Inc.
	6.75%, 10/01/37	77,861
50,000	JPMorgan Chase Bank NA
	5.875%, 6/13/16	56,196
72,000	Merrill Lynch & Co., Inc., Series C MTN
	5.00%, 1/15/15	76,294
9,000	PNC Funding Corp.
	5.25%, 11/15/15	9,808
32,000	Principal Financial Group, Inc.
	6.05%, 10/15/36	33,443
31,000	Travelers (The) Cos., Inc.
	6.25%, 3/15/37 (a)	29,774

		1,024,227

SCHEDULE OF INVESTMENTS

TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND (Continued)

August 31, 2010 (Unaudited)

Principal Amount		Value
	INDUSTRIALS—0.8%
$30,000	Burlington Northern Santa Fe Corp.
	6.15%, 5/01/37	$ 35,221
84,000	CSX Corp.
	6.00%, 10/01/36	95,960
36,000	Norfolk Southern Corp.
	7.90%, 5/15/97	49,570
18,000	United Parcel Service, Inc.
	6.20%, 1/15/38	22,571
36,000	United Technologies Corp.
	6.125%, 7/15/38	44,482

		247,804

	TECHNOLOGY—0.2%
26,000	Dell, Inc.
	5.875%, 6/15/19	30,323
32,000	Microsoft Corp.
	4.20%, 6/01/19	35,967

		66,290

	UTILITIES—1.9%
45,000	Appalachian Power Co.
	7.95%, 1/15/20	58,876
60,000	Florida Power & Light Co.
	5.95%, 2/01/38	72,758
150,000	MidAmerican Energy Holdings Co.
	6.125%, 4/01/36	173,960
80,000	Oncor Electric Delivery Co. LLC
	7.00%, 9/01/22	100,472
	Pacific Gas & Electric Co.
32,000	6.05%, 3/01/34	37,800
45,000	6.25%, 3/01/39	54,995
50,000	Public Service Co. of Colorado
	5.125%, 6/01/19	57,684
31,000	Scana Corp. MTN
	6.25%, 4/01/20	36,090
24,000	Southern California Edison Co., Series 2009A
	6.05%, 3/15/39	29,675

		622,310

	Total Corporate Bonds
	(Amortized Cost $4,286,619)	4,619,160

SCHEDULE OF INVESTMENTS

TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND (Continued)

August 31, 2010 (Unaudited)

Principal Amount		Value
	UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS—4.3%
	FEDERAL HOME LOAN MORTGAGE CORP.—0.2%
$49,000	6.25%, 7/15/32	$ 66,856

	FEDERAL NATIONAL MORTGAGE ASSOCIATION—0.1%
33,000	5.00%, 5/11/17	38,903

	UNITED STATES TREASURY BONDS/NOTES—4.0%
162,000	1.75%, 11/15/11	164,740
216,300	7.50%, 11/15/16	289,876
90,000	8.125%, 8/15/19	132,342
35,000	3.625%, 2/15/20	38,525
350,200	4.375%, 2/15/38	405,302
108,000	4.625%, 2/15/40	129,583
113,000	4.375%, 5/15/40	130,391

		1,290,759

	Total United States Government & Agencies Obligations
	(Amortized Cost $1,271,019)	1,396,518

	SOVEREIGN BONDS—0.8%
72,000	Province of Quebec Canada (Canada)
	7.50%, 9/15/29	106,596
60,000	Republic of Brazil (Brazil)
	7.125%, 1/20/37	78,000
25,000	Republic of Italy (Italy)
	5.25%, 9/20/16	27,557
50,000	United Mexican States (Mexico)
	5.625%, 1/15/17	56,375

	Total Sovereign Bonds
	(Amortized Cost $240,755)	268,528

	Total Investments—99.7% (Cost $34,970,095)(b)	$ 32,524,235
	Other assets less liabilities—0.3%	113,556

	Net Assets—100.0%	$ 32,637,791

MTN – Medium Term Note.
REIT – Real Estate Investment Trust.
* Non-income producing security.
(a)	Variable Rate Coupon. Stated interest rate was in effect at August 31, 2010.

(b)	The cost stated also approximates the aggregate cost for Federal income tax purposes. At August 31, 2010, net unrealized depreciation was $2,445,860 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $1,619,371 and aggregate gross unrealized depreciation of $4,065,231.

SCHEDULE OF INVESTMENTS

TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND (Continued)

August 31, 2010 (Unaudited)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	—	quoted prices in active markets for identical securities

Level 2	—	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2010:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks	$26,240,029	$-	$-	$26,240,029
Corporate Bonds	-	4,619,160	-	4,619,160
United States Government & Agencies Obligations	-	1,396,518	-	1,396,518
Sovereign Bonds	-	268,528	-	268,528

Total Investments	$26,240,029	$6,284,206	$-	$32,524,235

TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND

COUNTRY BREAKDOWN AS OF AUGUST 31, 2010 (Unaudited)

	Value	% of Net Assets
United States	$24,384,623	74.7%
United Kingdom	2,100,279	6.4
Switzerland	944,725	2.9
Japan	937,710	2.9
France	726,975	2.2
Germany	682,491	2.1
Australia	675,363	2.1
Netherlands	318,045	1.0
Spain	283,385	0.9
Canada	234,548	0.7
Italy	203,177	0.6
Luxembourg	171,850	0.5
Netherlands Antilles	130,339	0.4
Ireland	130,120	0.4
Sweden	120,567	0.4
Cayman Islands	84,847	0.3
Brazil	78,000	0.2
Israel	69,474	0.2
Mexico	56,375	0.2
Denmark	52,834	0.2
Finland	50,852	0.1
Belgium	46,428	0.1
Norway	22,651	0.1
Bermuda	18,577	0.1

Total Investments	$32,524,235	99.7
Other assets less liabilities	113,556	0.3

Net Assets	$32,637,791	100.0%

SCHEDULE OF INVESTMENTS

TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND

August 31, 2010 (Unaudited)

Number of Shares		Value
	COMMON STOCKS—94.2%
	CONSUMER DISCRETIONARY—9.0%
961	Buckle (The), Inc.	$23,016
4,500	Callaway Golf Co.	28,125
300	Capella Education Co.*	18,774
1,193	Carter’s, Inc.*	26,652
2,307	Cinemark Holdings, Inc.	33,705
4,500	Coach, Inc.	161,280
1,400	Collective Brands, Inc.*	18,102
653	Columbia Sportswear Co.	30,436
6,594	Comcast Corp., Class A	112,889
777	Compagnie Financiere Richemont SA (Switzerland)	30,237
1,256	Daimler AG (Germany)*	61,235
2,400	Dana Holding Corp.*	24,624
700	Deckers Outdoor Corp.*	30,429
1,300	Dillard’s, Inc., Class A	28,431
4,000	Discovery Communications, Inc., Class A*	151,000
4,800	Dollar General Corp.*	131,088
1,238	Dress Barn (The), Inc.*	25,812
4,900	Exide Technologies*	20,531
6,709	Ford Motor Co.*	75,745
700	Gaylord Entertainment Co.*	18,312
1,492	Hennes & Mauritz AB, B Shares (Sweden)	48,949
2,554	HONDA MOTOR Co. Ltd. (Japan)	84,525
1,600	Johnson Controls, Inc.	42,448
1,800	Jones Apparel Group, Inc.	27,684
2,600	K-Swiss, Inc., Class A*	29,562
1,200	Landry’s Restaurants, Inc.*	29,220
3,500	La-Z-Boy, Inc.*	23,450
3,700	Live Nation Entertainment, Inc.*	31,968
6,500	Liz Claiborne, Inc.*	27,300
3,700	Lowe’s Cos., Inc.	75,110
393	LVMH Moet Hennessy Louis Vuitton SA (France)	45,838
2,514	McDonald’s Corp.	183,672
1,053	Men’s Wearhouse (The), Inc.	20,302
5,181	News Corp., Class A	65,125
1,200	NIKE, Inc., Class B	84,000
3,605	Nissan Motor Co. Ltd. (Japan)*	27,562
6,500	Orbitz Worldwide, Inc.*	32,760
3,076	Panasonic Corp. (Japan)	39,123
1,600	Penske Automotive Group, Inc.*	19,216
600	Polaris Industries, Inc.	31,998
3,200	Retail Ventures, Inc.*	27,008
3,000	Saks, Inc.*	23,670
900	Skechers U.S.A., Inc., Class A*	22,923
1,677	Sony Corp. (Japan)	47,292
1,100	Sotheby’s	29,271
1,000	Tenneco, Inc.*	24,720
2,000	Thomson Reuters Corp. (Canada)	69,600
2,660	Time Warner, Inc.	79,747
4,870	Toyota Motor Corp. (Japan)	165,871
900	Under Armour, Inc., Class A*	32,283
693	Vail Resorts, Inc.*	22,890
1,958	Vivendi (France)	45,814

SCHEDULE OF INVESTMENTS

TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND (Continued)

August 31, 2010 (Unaudited)

Number of Shares		Value
	CONSUMER DISCRETIONARY (Continued)
4,586	Walt Disney (The) Co.	$149,458
886	Warnaco Group (The), Inc.*	37,106

		2,797,888

	CONSUMER STAPLES—9.2%
967	Anheuser-Busch InBev NV (Belgium)	50,445
3,013	British American Tobacco PLC (United Kingdom)	102,616
969	Casey’s General Stores, Inc.	36,454
5,438	Coca-Cola (The) Co.	304,093
3,265	CVS Caremark Corp.	88,155
813	DANONE SA (France)	43,816
4,170	Diageo PLC (United Kingdom)	67,870
1,256	Fresh Del Monte Produce, Inc. (Cayman Islands)*	27,594
3,870	Kraft Foods, Inc., Class A	115,907
555	Lancaster Colony Corp.	25,291
1,000	Medifast, Inc.*	26,720
2,191	Molson Coors Brewing Co., Class B	95,440
5,062	Nestle SA (Switzerland)	262,585
1,000	Nu Skin Enterprises, Inc., Class A	25,570
4,202	Philip Morris International, Inc.	216,151
7,007	Procter & Gamble (The) Co.	418,108
881	Reckitt Benckiser Group PLC (United Kingdom)	44,181
994	Ruddick Corp.	32,176
5,310	Safeway, Inc.	99,828
13,221	Tesco PLC (United Kingdom)	82,690
600	TreeHouse Foods, Inc.*	24,900
2,425	Unilever NV (Netherlands)	65,139
1,897	Unilever PLC (United Kingdom)	50,205
2,200	Walgreen Co.	59,136
8,917	Wal-Mart Stores, Inc.	447,098
1,896	Woolworths Ltd. (Australia)	46,846

		2,859,014

	ENERGY—10.2%
4,400	American Oil & Gas, Inc.*	30,140
921	Berry Petroleum Co., Class A	25,005
4,867	BG Group PLC (United Kingdom)	78,504
926	Bill Barrett Corp.*	30,151
36,691	BP PLC (United Kingdom)	214,622
2,100	Brigham Exploration Co.*	32,172
400	CARBO Ceramics, Inc.	30,292
4,735	Chevron Corp.	351,147
1,300	Complete Production Services, Inc.*	22,932
3,545	ConocoPhillips	185,864
4,100	Delek US Holdings, Inc.	27,511
1,100	Devon Energy Corp.	66,308
766	Dril-Quip, Inc.*	40,498
4,622	ENI S.p.A (Italy)	92,051
12,420	Exxon Mobil Corp.	734,766
2,100	Helix Energy Solutions Group, Inc.*	19,110
1,700	Hornbeck Offshore Services, Inc.*	26,860
2,400	Key Energy Services, Inc.*	19,224
1,916	Occidental Petroleum Corp.	140,021
3,506	Peabody Energy Corp.	150,057
5,418	Royal Dutch Shell PLC, Class A (United Kingdom)	144,306

SCHEDULE OF INVESTMENTS

TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND (Continued)

August 31, 2010 (Unaudited)

Number of Shares		Value
	ENERGY (Continued)
4,055	Royal Dutch Shell PLC, Class B (United Kingdom)	$103,983
1,892	RPC, Inc.	30,859
2,702	Schlumberger Ltd. (Netherlands Antilles)	144,098
904	Southwestern Energy Co.*	29,579
1,542	Statoil ASA (Norway)	29,034
3,291	Total SA (France)	154,216
7,900	Williams (The) Cos., Inc.	143,227
795	Woodside Petroleum Ltd. (Australia)	29,627
1,252	World Fuel Services Corp.	31,976

		3,158,140

	FINANCIALS—19.7%
103	Alexander’s, Inc. REIT	31,369
640	Allianz SE (Germany)	65,837
998	American Campus Communities, Inc. REIT	29,730
6,000	American Capital Ltd.*	30,420
2,900	American Express Co.	115,623
3,400	Apollo Investment Corp.	32,538
3,500	Ashford Hospitality Trust REIT*	28,105
2,100	Associated Estates Realty Corp. REIT	28,476
3,917	Australia & New Zealand Banking Group Ltd. (Australia)	78,756
2,701	AXA SA (France)	42,104
4,790	Banco Bilbao Vizcaya Argentaria SA (Spain)	57,932
10,795	Banco Santander SA (Spain)	126,868
23,163	Bank of America Corp.	288,379
18,761	Barclays PLC (United Kingdom)	87,193
6,374	Berkshire Hathaway, Inc., Class B*	502,143
2,000	BioMed Realty Trust, Inc. REIT	34,180
1,368	BNP Paribas (France)	85,838
1,800	Boston Properties, Inc. REIT	146,520
500	Cash America International, Inc.	15,315
2,500	CBL & Associates Properties, Inc. REIT	30,500
2,801	Charles Schwab (The) Corp.	35,741
68,900	Citigroup, Inc.*	256,308
2,443	Commonwealth Bank of Australia (Australia)	109,372
1,000	Community Trust Bancorp, Inc.	26,340
600	Credit Acceptance Corp.*	33,990
1,595	Credit Suisse Group AG (Switzerland)	70,139
801	Deutsche Bank AG (Germany)	50,474
800	Entertainment Properties Trust REIT	34,472
502	Equity Lifestyle Properties, Inc. REIT	25,968
1,651	Equity One, Inc. REIT	26,399
700	Equity Residential REIT	32,081
1,200	Evercore Partners, Inc., Class A	29,388
1,592	FirstMerit Corp.	27,542
576	Franklin Resources, Inc.	55,590
1,175	Goldman Sachs Group (The), Inc.	160,905
1,435	Highwoods Properties, Inc. REIT	44,887
600	Home Properties, Inc. REIT	30,300
27,369	HSBC Holdings PLC (United Kingdom)	270,762
5,684	ING Groep NV (Netherlands)*	50,699
2,200	Investors Bancorp, Inc.*	23,364
9,301	JPMorgan Chase & Co.	338,183
900	Kilroy Realty Corp. REIT	27,999
1,200	LaSalle Hotel Properties REIT	25,284
56,808	Lloyds Banking Group PLC (United Kingdom)*	60,671

SCHEDULE OF INVESTMENTS

TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND (Continued)

August 31, 2010 (Unaudited)

Number of Shares		Value
	FINANCIALS (Continued)
1,700	M&T Bank Corp.	$145,588
4,536	MFA Financial, Inc. REIT	33,430
566	Mid-America Apartment Communities, Inc. REIT	31,962
20,097	Mitsubishi UFJ Financial Group, Inc. (Japan)	95,974
26,017	Mizuho Financial Group, Inc. (Japan)	39,969
327	Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	41,893
3,302	National Australia Bank Ltd. (Australia)	68,184
1,300	National Interstate Corp.	24,973
1,608	National Retail Properties, Inc. REIT	39,171
6,700	Nomura Holdings, Inc. (Japan)	37,741
4,669	Nordea Bank AB (Sweden)	41,969
3,233	Northern Trust Corp.	149,171
1,637	OMEGA Healthcare Investors, Inc. REIT	35,114
1,500	Pebblebrook Hotel Trust REIT*	26,610
945	Platinum Underwriters Holdings Ltd. (Bermuda)	37,998
770	Potlatch Corp. REIT	25,795
654	ProAssurance Corp.*	34,629
919	Prosperity Bancshares, Inc.	26,146
400	Public Storage REIT	39,208
800	Signature Bank*	29,232
659	Simon Property Group, Inc. REIT	59,607
859	Societe Generale (France)	43,866
3,287	Standard Chartered PLC (United Kingdom)	88,331
2,253	Sumitomo Mitsui Financial Group, Inc. (Japan)	67,104
800	SVB Financial Group*	29,736
3,400	T. Rowe Price Group, Inc.	148,852
640	Tanger Factory Outlet Centers, Inc. REIT	29,581
1,200	Tejon Ranch Co.*	25,488
795	Tower Group, Inc.	17,061
1,200	Travelers (The) Cos., Inc.	58,776
5,695	UBS AG (Switzerland)*	96,489
849	UMB Financial Corp.	27,066
17,811	UniCredit S.p.A (Italy)	41,924
800	Universal Health Realty Income Trust REIT	25,448
4,700	U.S. Bancorp	97,760
1,125	Washington Real Estate Investment Trust REIT	34,470
1,400	Webster Financial Corp.	22,526
13,273	Wells Fargo & Co.	312,578
618	Westamerica Bancorp.	31,320
4,496	Westpac Banking Corp. (Australia)	86,836
231	Zurich Financial Services AG (Switzerland)	51,576

		6,105,836

	HEALTH CARE—11.4%
3,875	Abbott Laboratories	191,193
4,400	Accuray, Inc.*	28,952
5,700	Aetna, Inc.	152,304
700	Alcon, Inc. (Switzerland)	113,540
930	Amedisys, Inc.*	21,502
1,300	American Medical Systems Holdings, Inc.*	23,686
1,042	AMERIGROUP Corp.*	38,450
2,400	Amgen, Inc.*	122,496
2,053	AstraZeneca PLC (United Kingdom)	101,852
1,284	Bayer AG (Germany)	78,625
3,649	Bruker Corp.*	43,387
939	Catalyst Health Solutions, Inc.*	37,645

SCHEDULE OF INVESTMENTS

TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND (Continued)

August 31, 2010 (Unaudited)

Number of Shares		Value
	HEALTH CARE (Continued)
918	Centene Corp.*	$18,562
4,387	eResearch Technology, Inc.*	32,486
400	Gentiva Health Services, Inc.*	8,220
7,772	GlaxoSmithKline PLC (United Kingdom)	145,846
1,800	HEALTHSOUTH Corp.*	29,268
1,100	Healthspring, Inc.*	22,836
500	HMS Holdings Corp.*	26,090
2,300	Hospira, Inc.*	118,128
7,408	Johnson & Johnson	422,403
729	Magellan Health Services, Inc.*	31,937
640	Martek Biosciences Corp.*	13,965
2,100	Masimo Corp.	47,796
7,700	Merck & Co., Inc.	270,731
1,700	Metabolix, Inc.*	19,244
3,153	Novartis AG (Switzerland)	165,890
667	Novo Nordisk A/S, B Shares (Denmark)	57,395
1,269	Owens & Minor, Inc.	33,832
19,449	Pfizer, Inc.	309,822
1,089	Psychiatric Solutions, Inc.*	36,318
620	Quality Systems, Inc.	34,751
1,115	Roche Holding AG (Switzerland)	151,746
1,000	Salix Pharmaceuticals Ltd.*	37,860
1,688	Sanofi-Aventis (France)	97,121
3,300	Select Medical Holdings Corp.*	23,595
1,047	Sirona Dental Systems, Inc.*	33,001
1,000	SonoSite, Inc.*	29,120
1,168	STERIS Corp.	33,603
1,391	Takeda Pharmaceutical Co. Ltd. (Japan)	63,943
1,523	Teva Pharmaceutical Industries Ltd. (Israel)	77,120
1,000	Thermo Fisher Scientific, Inc.*	42,120
2,604	UnitedHealth Group, Inc.	82,599
872	WellCare Health Plans, Inc.*	21,634
1,000	WellPoint, Inc.*	49,680

		3,542,294

	INDUSTRIALS—10.4%
1,200	AAON, Inc.	26,628
3,511	ABB Ltd. (Switzerland)*	67,935
1,000	ABM Industries, Inc.	19,610
700	Acuity Brands, Inc.	27,118
600	Alaska Air Group, Inc.*	26,538
3,400	American Reprographics Co.*	22,440
5,457	BAE Systems PLC (United Kingdom)	24,716
925	Baldor Electric Co.	32,449
1,900	Boeing (The) Co.	116,147
1,000	Brady Corp., Class A	25,760
800	Cascade Corp.	24,976
1,393	Caterpillar, Inc.	90,768
4,500	CBIZ, Inc.*	26,685
1,009	CLARCOR, Inc.	33,943
500	Clean Harbors, Inc.*	30,225
620	East Japan Railway Co. (Japan)	40,167
2,267	Eaton Corp.	157,511
1,368	EMCOR Group, Inc.*	31,108
1,664	Emerson Electric Co.	77,626

SCHEDULE OF INVESTMENTS

TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND (Continued)

August 31, 2010 (Unaudited)

Number of Shares		Value
	INDUSTRIALS (Continued)
800	EnerSys*	$ 17,656
1,700	Ennis, Inc.	26,163
300	Fanuc Ltd. (Japan)	32,226
700	FedEx Corp.	54,635
1,300	G&K Services, Inc., Class A	26,117
1,105	General Dynamics Corp.	61,736
26,014	General Electric Co.	376,684
2,357	GrafTech International Ltd.*	33,139
1,222	Griffon Corp.*	13,063
1,480	Heidrick & Struggles International, Inc.	25,708
1,700	Hexcel Corp.*	29,002
4,400	Ingersoll-Rand PLC (Ireland)	143,132
5,685	JetBlue Airways Corp.*	32,461
600	Kaydon Corp.	19,446
1,726	Knight Transportation, Inc.	32,518
1,400	Komatsu Ltd. (Japan)	28,427
1,589	Koninklijke Philips Electronics NV (Netherlands)	44,652
800	Lindsay Corp.	29,496
2,241	Mitsubishi Corp. (Japan)	48,039
3,000	Mitsubishi Electric Corp. (Japan)	23,937
3,151	Mitsui & Co. Ltd. (Japan)	41,015
800	Moog, Inc., Class A*	24,960
600	Nordson Corp.	38,502
2,200	Parker Hannifin Corp.	130,152
5,303	Republic Services, Inc.	156,067
2,028	Rollins, Inc.	41,533
403	Schneider Electric SA (France)	42,865
26	Seaboard Corp.	41,860
1,186	Siemens AG (Germany)	108,197
1,000	Simpson Manufacturing Co., Inc.	22,040
1,200	Sun Hydraulics Corp.	26,760
2,500	TriMas Corp.*	32,225
1,285	Union Pacific Corp.	93,728
2,373	United Parcel Service, Inc., Class B	151,397
2,284	United Technologies Corp.	148,940
2,900	US Airways Group, Inc.*	26,216
662	Vinci SA (France)	29,132
641	Watsco, Inc.	32,915
700	Watts Water Technologies, Inc., Class A	21,028
1,200	Woodward Governor Co.	31,344

		3,241,463

	INFORMATION TECHNOLOGY—12.7%
1,000	Acme Packet, Inc.*	33,600
1,000	ADTRAN, Inc.	31,430
720	Anixter International, Inc.*	33,034
2,336	Apple, Inc.*	568,512
3,300	Applied Materials, Inc.	34,287
2,508	Arris Group, Inc.*	20,490
1,258	Benchmark Electronics, Inc.*	17,650
591	CACI International, Inc., Class A*	24,119
2,500	Calix, Inc.*	30,400
13,342	Cisco Systems, Inc.*	267,507
2,400	Compellent Technologies, Inc.*	36,648
971	Concur Technologies, Inc.*	45,414

SCHEDULE OF INVESTMENTS

TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND (Continued)

August 31, 2010 (Unaudited)

Number of Shares		Value
	INFORMATION TECHNOLOGY (Continued)
4,327	Corning, Inc.	$ 67,847
738	Digital River, Inc.*	19,461
4,596	EMC Corp.*	83,831
737	Google, Inc., Class A*	331,665
1,300	GSI Commerce, Inc.*	29,601
12,600	Intel Corp.	223,272
3,119	International Business Machines Corp.	384,354
1,685	Jack Henry & Associates, Inc.	39,665
6,400	Limelight Networks, Inc.*	25,344
272	MasterCard, Inc., Class A	53,954
19,947	Microsoft Corp.	468,356
1,100	Netlogic Microsystems, Inc.*	26,565
154	Nintendo Co. Ltd. (Japan)	42,879
6,472	Nokia Corp. (Finland)	55,482
2,296	Parametric Technology Corp.*	39,147
1,843	Quest Software, Inc.*	39,495
2,464	Rackspace Hosting, Inc.*	48,516
1,358	Riverbed Technology, Inc.*	52,093
1,364	SAP AG (Germany)	59,730
1,065	SRA International, Inc., Class A*	20,501
10,400	Symantec Corp.*	141,752
3,596	Telefonaktiebolaget LM Ericsson, B Shares (Sweden)	34,983
3,310	TIBCO Software, Inc.*	47,962
7,000	Toshiba Corp. (Japan)	32,928
1,700	Ultratech, Inc.*	28,237
1,400	VeriFone System, Inc.*	33,852
2,079	Visa, Inc., Class A	143,409
18,500	Xerox Corp.	156,140
3,863	Yahoo!, Inc.*	50,528

		3,924,640

	MATERIALS—5.4%
349	Air Liquide SA (France)	36,399
1,900	Allied Nevada Gold Corp.*	44,555
2,214	Anglo American PLC (United Kingdom)	79,623
1,290	ArcelorMittal (Luxembourg)	37,750
1,522	BASF SE (Germany)	80,538
5,333	BHP Billiton Ltd. (Australia)	175,864
3,675	BHP Billiton PLC (United Kingdom)	103,445
2,700	Buckeye Technologies, Inc.	32,076
1,800	Coeur d’Alene Mines Corp.*	30,888
2,416	Dow Chemical (The) Co.	58,878
1,966	E.I. du Pont de Nemours & Co.	80,154
1,000	Freeport-McMoRan Copper & Gold, Inc.	71,980
5,700	Graphic Packaging Holding Co.*	17,385
2,200	Metals USA Holdings Corp.*	25,784
1,449	Newmont Mining Corp.	88,853
702	Rio Tinto Ltd. (Australia)	43,793
2,172	Rio Tinto PLC (United Kingdom)	110,159
757	Rock-Tenn Co., Class A	36,472
1,365	Rockwood Holdings, Inc.*	35,285
940	Sensient Technologies Corp.	26,066
1,559	Sherwin-Williams (The) Co.	109,722
1,530	Silgan Holdings, Inc.	45,732
2,200	Solutia, Inc.*	29,788

SCHEDULE OF INVESTMENTS

TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND (Continued)

August 31, 2010 (Unaudited)

Number of Shares		Value
	MATERIALS (Continued)
159	Syngenta AG (Switzerland)	$ 36,755
1,749	Vulcan Materials Co.	64,293
6,587	Weyerhaeuser Co.	103,416
1,400	Worthington Industries, Inc.	19,908
3,167	Xstrata PLC (United Kingdom)	49,939

		1,675,500

	TELECOMMUNICATION SERVICES—3.8%
14,503	AT&T, Inc.	392,016
4,285	Deutsche Telekom AG (Germany)	56,584
3,008	France Telecom SA (France)	61,321
25	NTT DoCoMo, Inc. (Japan)	42,337
6,627	Telefonica SA (Spain)	147,395
7,481	Verizon Communications, Inc.	220,764
74,657	Vodafone Group PLC (United Kingdom)	180,315
6,000	Windstream Corp.	69,210

		1,169,942

	UTILITIES—2.4%
1,000	Cleco Corp.	28,330
3,289	E.ON AG (Germany)	92,820
10,617	Enel S.p.A (Italy)	50,736
1,844	GDF Suez (France)	57,267
1,100	National Fuel Gas Co.	47,278
918	Nicor, Inc.	38,822
1,527	Piedmont Natural Gas Co., Inc.	41,657
737	RWE AG (Germany)	48,408
3,300	Sempra Energy	168,036
1,932	Southern Co.	70,885
1,900	Tokyo Electric Power (The) Co., Inc. (Japan)	55,346
1,029	WGL Holdings, Inc.	36,293

		735,878

	Total Common Stocks (Cost $32,861,827)	29,210,595

Principal Amount		Value
	CORPORATE BONDS —3.2%
	BASIC MATERIALS—0.0% (a)
$9,000	Vale Overseas Ltd. (Cayman Islands)
	6.875%, 11/21/36	10,270

	COMMUNICATIONS—0.6%
13,000	BellSouth Corp.
	6.00%, 11/15/34	14,027
11,000	British Telecommunications PLC (United Kingdom)
	9.875%, 12/15/30	15,133
5,000	CBS Corp.
	7.875%, 7/30/30	6,137

SCHEDULE OF INVESTMENTS

TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND (Continued)

August 31, 2010 (Unaudited)

Principal Amount		Value
	COMMUNICATIONS (Continued)
	Cisco Systems, Inc.
$15,000	4.45%, 1/15/20	$ 16,538
13,000	5.90%, 2/15/39	15,308
8,000	Comcast Corp.
	6.45%, 3/15/37	9,140
17,000	Deutsche Telekom International Finance BV (Netherlands)
	8.75%, 6/15/30	23,921
13,000	News America, Inc.
	6.20%, 12/15/34	14,275
11,000	Telecom Italia Capital SA (Luxembourg)
	7.721%, 6/04/38	12,390
6,000	Time Warner Cable, Inc.
	6.55%, 5/01/37	6,866
20,000	Time Warner, Inc.
	7.70%, 5/01/32	25,261
27,000	Verizon Global Funding Corp.
	7.75%, 12/01/30	35,310
6,000	Viacom, Inc.
	6.25%, 4/30/16	7,002

		201,308

	CONSUMER, CYCLICAL—0.2%
18,000	CVS Caremark Corp.
	6.302%, 6/01/37 (b)	16,522
16,000	Target Corp.
	7.00%, 1/15/38	21,025
28,000	Wal-Mart Stores, Inc.
	6.50%, 8/15/37	36,194

		73,741

	CONSUMER, NON-CYCLICAL—0.5%
5,000	Aetna, Inc.
	6.625%, 6/15/36	5,901
11,000	Anheuser-Busch InBev SA/NV
	5.375%, 1/15/20	12,414
16,000	AstraZeneca PLC (United Kingdom)
	6.45%, 9/15/37	20,582
21,000	Bristol-Myers Squibb Co.
	5.875%, 11/15/36	24,998
18,000	Coca-Cola Enterprises, Inc.
	8.50%, 2/01/22	25,784
8,000	Eli Lilly & Co.
	5.55%, 3/15/37	9,265
8,000	Johnson & Johnson
	5.95%, 8/15/37	10,177
6,000	Merck & Co., Inc.
	5.00%, 6/30/19	6,976
4,000	Pepsi Bottling Group, Inc., Series B
	7.00%, 3/01/29	5,298
10,000	Procter & Gamble (The) Co.
	5.55%, 3/05/37	12,028

SCHEDULE OF INVESTMENTS

TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND (Continued)

August 31, 2010 (Unaudited)

Principal Amount		Value
	CONSUMER, NON-CYCLICAL (Continued)
$23,000	Unilever Capital Corp.
	5.90%, 11/15/32	$ 28,532

		161,955

	ENERGY—0.3%
34,000	ConocoPhillips
	5.90%, 10/15/32	39,597
13,000	Kinder Morgan Energy Partners LP
	5.80%, 3/15/35	13,161
12,000	Shell International Finance BV (Netherlands)
	6.375%, 12/15/38	15,305
11,000	Suncor Energy, Inc. (Canada)
	6.50%, 6/15/38	12,854
6,000	TransCanada PipeLines Ltd. (Canada)
	7.625%, 1/15/39	8,079

		88,996

	FINANCIAL—0.8%
5,000	Allstate (The) Corp.
	5.55%, 5/09/35	5,285
28,000	Bank of New York Mellon (The) Corp., Series G MTN
	4.60%, 1/15/20	31,061
9,000	Chubb (The) Corp.
	6.00%, 5/11/37	10,442
28,000	Citigroup, Inc.
	8.125%, 7/15/39	34,953
28,000	Credit Suisse (USA), Inc.
	7.125%, 7/15/32	36,194
7,000	General Electric Capital Corp., Series A MTN
	6.75%, 3/15/32	7,938
24,000	Goldman Sachs Group (The), Inc.
	6.75%, 10/01/37	24,588
25,000	JPMorgan Chase Bank NA
	5.875%, 6/13/16	28,098
9,000	Landwirtschaftliche Rentenbank, Series G MTN (Germany)
	5.00%, 11/08/16	10,374
4,000	Merrill Lynch & Co., Inc.
	6.875%, 4/25/18	4,409
18,000	Merrill Lynch & Co., Inc., Series C MTN
	5.00%, 1/15/15	19,073
4,000	PNC Funding Corp.
	5.25%, 11/15/15	4,359
8,000	Principal Financial Group, Inc.
	6.05%, 10/15/36	8,361
10,000	Travelers (The) Cos., Inc.
	6.25%, 3/15/37 (b)	9,605

		234,740

SCHEDULE OF INVESTMENTS

TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND (Continued)

August 31, 2010 (Unaudited)

Principal Amount		Value
	INDUSTRIALS—0.2%
$9,000	Burlington Northern Santa Fe Corp.
	6.15%, 5/01/37	$10,566
10,000	CSX Corp.
	6.00%, 10/01/36	11,424
9,000	Norfolk Southern Corp.
	7.90%, 5/15/97	12,393
7,000	United Parcel Service, Inc.
	6.20%, 1/15/38	8,778
9,000	United Technologies Corp.
	6.125%, 7/15/38	11,120

		54,281

	TECHNOLOGY—0.1%
8,000	Dell, Inc.
	5.875%, 6/15/19	9,330
8,000	Microsoft Corp.
	4.20%, 6/01/19	8,992

		18,322

	UTILITIES—0.5%
10,000	Appalachian Power Co.
	7.95%, 1/15/20	13,084
15,000	Florida Power & Light Co.
	5.95%, 2/01/38	18,189
35,000	MidAmerican Energy Holdings Co.
	6.125%, 4/01/36	40,591
20,000	Oncor Electric Delivery Co., LLC
	7.00%, 9/01/22	25,118
	Pacific Gas & Electric Co.
19,000	6.05%, 3/01/34	22,444
20,000	6.25%, 3/01/39	24,442
9,000	Scana Corp. MTN
	6.25%, 4/01/20	10,478
6,000	Southern California Edison Co., Series 2009A
	6.05%, 3/15/39	7,419

		161,765

	Total Corporate Bonds (Amortized Cost $931,328)	1,005,378

	UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS —2.3%
	FEDERAL HOME LOAN MORTGAGE CORP.—0.2%
44,000	6.25%, 7/15/32	60,034

	UNITED STATES TREASURY BONDS/NOTES—2.1%
24,000	3.25%, 7/31/16	26,177
100,400	8.125%, 8/15/19	147,635
45,000	3.625%, 2/15/20	49,532
70,600	7.625%, 2/15/25	109,551
28,600	6.25%, 5/15/30	41,206
49,100	5.00%, 5/15/37	62,603

SCHEDULE OF INVESTMENTS

TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND (Continued)

August 31, 2010 (Unaudited)

Principal Amount		Value

	UNITED STATES TREASURY BONDS/NOTES (Continued)
$46,000	4.375%, 2/15/38	$53,238
130,000	4.375%, 5/15/40	150,007

		639,949

	Total United States Government & Agencies Obligations (Amortized Cost $636,544)	699,983

	SOVEREIGN BONDS—0.1%
7,000	Province of Quebec Canada (Canada)
	7.50%, 9/15/29	10,364
15,000	Republic of Brazil (Brazil)
	7.125%, 1/20/37	19,500
10,000	United Mexican States (Mexico)
	5.625%, 1/15/17	11,275

	Total Sovereign Bonds (Amortized Cost $36,635)	41,139

	Total Investments—99.8% ( Cost $34,466,334)(c)	$30,957,095
	Other assets less liabilities—0.2%	60,768

	Net Assets—100.0%	$31,017,863

MTN – Medium Term Note.

REIT – Real Estate Investment Trust.

*	Non-income producing security.
(a)	Less than 0.1%.
(b)	Variable Rate Coupon. Stated interest rate was in effect at August 31, 2010.

(c)	The cost stated also approximates the aggregate cost for Federal income tax purposes. At August 31, 2010, net unrealized depreciation was $3,509,239 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $1,370,953 and aggregate gross unrealized depreciation of $4,880,192.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	—	quoted prices in active markets for identical securities

Level 2	—	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2010:

SCHEDULE OF INVESTMENTS

TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND (Continued)

August 31, 2010 (Unaudited)

Investments	Level 1	Level 2	Level 3	Total
Common Stocks	$ 29,210,595	$ -	$ -	$ 29,210,595
Corporate Bonds	-	1,005,378	-	1,005,378
United States Government & Agencies Obligations	-	699,983	-	699,983
Sovereign Bonds	-	41,139	-	41,139

Total Investments	$ 29,210,595	$ 1,746,500	$ -	$ 30,957,095

TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND

COUNTRY BREAKDOWN AS OF AUGUST 31, 2010 (Unaudited)

	Value	% of Net Assets
United States	$22,789,767	73.5%
United Kingdom	2,227,543	7.2
Japan	1,056,404	3.4
Switzerland	1,046,892	3.4
France	785,596	2.5
Germany	754,716	2.4
Australia	639,277	2.0
Spain	332,195	1.1
Netherlands	199,716	0.6
Italy	184,711	0.6
Netherlands Antilles	144,098	0.5
Ireland	143,132	0.5
Sweden	125,900	0.4
Canada	100,896	0.3
Israel	77,120	0.2
Denmark	57,395	0.2
Finland	55,482	0.2
Belgium	50,445	0.2
Luxembourg	50,140	0.2
Bermuda	37,998	0.1
Cayman Islands	37,865	0.1
Norway	29,034	0.1
Brazil	19,500	0.1
Mexico	11,275	0.0

Total Investments	$30,957,097	99.8
Other assets less liabilities	60,768	0.2

Net Assets	$31,017,865	100.0%

SCHEDULE OF INVESTMENTS

TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND

August 31, 2010 (Unaudited)

Number of Shares		Value

	COMMON STOCKS—23.6%
	CONSUMER DISCRETIONARY—2.2%
164	Buckle (The), Inc.	$ 3,928
700	Callaway Golf Co.	4,375
203	Carter’s, Inc.*	4,535
375	Cinemark Holdings, Inc.	5,479
700	Coach, Inc.	25,088
160	Collective Brands, Inc.*	2,069
180	Columbia Sportswear Co.	8,390
1,162	Comcast Corp., Class A	19,893
174	Daimler AG (Germany)*	8,483
400	Dana Holding Corp.*	4,104
100	Deckers Outdoor Corp.*	4,347
200	Dillard’s, Inc., Class A	4,374
700	Discovery Communications, Inc., Class A*	26,425
800	Dollar General Corp.*	21,848
240	Dress Barn (The), Inc.*	5,004
800	Exide Technologies*	3,352
1,397	Ford Motor Co.*	15,772
206	Hennes & Mauritz AB, B Shares (Sweden)	6,758
345	HONDA MOTOR Co. Ltd. (Japan)	11,418
300	Johnson Controls, Inc.	7,959
300	Jones Apparel Group, Inc.	4,614
400	K-Swiss, Inc., Class A*	4,548
200	Landry’s Restaurants, Inc.*	4,870
600	La-Z-Boy, Inc.*	4,020
600	Live Nation Entertainment, Inc.*	5,184
1,100	Liz Claiborne, Inc.*	4,620
600	Lowe’s Cos., Inc.	12,180
61	LVMH Moet Hennessy Louis Vuitton SA (France)	7,114
429	McDonald’s Corp.	31,344
150	Men’s Wearhouse (The), Inc.	2,892
784	News Corp., Class A	9,855
200	NIKE, Inc., Class B	14,000
799	Nissan Motor Co. Ltd. (Japan)*	6,109
1,100	Orbitz Worldwide, Inc.*	5,544
480	Panasonic Corp. (Japan)	6,105
300	Penske Automotive Group, Inc.*	3,603
100	Polaris Industries, Inc.	5,333
500	Retail Ventures, Inc.*	4,220
500	Saks, Inc.*	3,945
100	Skechers U.S.A., Inc., Class A*	2,547
226	Sony Corp. (Japan)	6,373
200	Sotheby’s	5,322
200	Tenneco, Inc.*	4,944
300	Thomson Reuters Corp. (Canada)	10,440
469	Time Warner, Inc.	14,061
640	Toyota Motor Corp. (Japan)	21,798
200	Under Armour, Inc., Class A*	7,174
180	Vail Resorts, Inc.*	5,945
268	Vivendi (France)	6,271
794	Walt Disney (The) Co.	25,876
111	Warnaco Group (The), Inc.*	4,649

		449,101

SCHEDULE OF INVESTMENTS

TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND (Continued)

August 31, 2010 (Unaudited)

Number of Shares		Value
	CONSUMER STAPLES—2.3%
149	Anheuser-Busch InBev NV (Belgium)	$ 7,773
373	British American Tobacco PLC (United Kingdom)	12,704
158	Casey’s General Stores, Inc.	5,944
929	Coca-Cola (The) Co.	51,950
577	CVS Caremark Corp.	15,579
174	DANONE SA (France)	9,378
504	Diageo PLC (United Kingdom)	8,203
160	Fresh Del Monte Produce, Inc. (Cayman Islands)*	3,515
542	Kraft Foods, Inc., Class A	16,233
86	Lancaster Colony Corp.	3,919
200	Medifast, Inc.*	5,344
400	Molson Coors Brewing Co., Class B	17,424
906	Nestle SA (Switzerland)	46,998
200	Nu Skin Enterprises, Inc., Class A	5,114
751	Philip Morris International, Inc.	38,631
1,127	Procter & Gamble (The) Co.	67,248
100	Reckitt Benckiser Group PLC (United Kingdom)	5,015
171	Ruddick Corp.	5,535
907	Safeway, Inc.	17,052
1,663	Tesco PLC (United Kingdom)	10,401
100	TreeHouse Foods, Inc.*	4,150
329	Unilever NV (Netherlands)	8,837
263	Unilever PLC (United Kingdom)	6,960
400	Walgreen Co.	10,752
1,434	Wal-Mart Stores, Inc.	71,900
428	Woolworths Ltd. (Australia)	10,575

		467,134

	ENERGY—2.6%
700	American Oil & Gas, Inc.*	4,795
100	Berry Petroleum Co., Class A	2,715
1,369	BG Group PLC (United Kingdom)	22,082
163	Bill Barrett Corp.*	5,307
5,985	BP PLC (United Kingdom)	35,008
300	Brigham Exploration Co.*	4,596
100	CARBO Ceramics, Inc.	7,573
795	Chevron Corp.	58,957
200	Complete Production Services, Inc.*	3,528
568	ConocoPhillips	29,780
700	Delek US Holdings, Inc.	4,697
200	Devon Energy Corp.	12,056
100	Dril-Quip, Inc.*	5,287
552	ENI S.p.A (Italy)	10,994
2,043	Exxon Mobil Corp.	120,863
400	Helix Energy Solutions Group, Inc.*	3,640
300	Hornbeck Offshore Services, Inc.*	4,740
400	Key Energy Services, Inc.*	3,204
324	Occidental Petroleum Corp.	23,678
591	Peabody Energy Corp.	25,295
794	Royal Dutch Shell PLC, Class A (United Kingdom)	21,148
612	Royal Dutch Shell PLC, Class B (United Kingdom)	15,694
250	RPC, Inc.	4,078
444	Schlumberger Ltd. (Netherlands Antilles)	23,679
179	Southwestern Energy Co.*	5,857
326	Statoil ASA (Norway)	6,138
467	Total SA (France)	21,884

SCHEDULE OF INVESTMENTS

TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND (Continued)

August 31, 2010 (Unaudited)

Number of Shares		Value
	ENERGY (Continued)
1,300	Williams (The) Cos., Inc.	$ 23,569
118	Woodside Petroleum Ltd. (Australia)	4,397
211	World Fuel Services Corp.	5,389

		520,628

	FINANCIALS—4.8%
18	Alexander’s, Inc. REIT	5,482
98	Allianz SE (Germany)	10,081
86	American Campus Communities, Inc. REIT	2,562
1,000	American Capital Ltd.*	5,070
500	American Express Co.	19,935
600	Apollo Investment Corp.	5,742
600	Ashford Hospitality Trust REIT*	4,818
300	Associated Estates Realty Corp. REIT	4,068
892	Australia & New Zealand Banking Group Ltd. (Australia)	17,935
321	AXA SA (France)	5,004
657	Banco Bilbao Vizcaya Argentaria SA (Spain)	7,946
1,409	Banco Santander SA (Spain)	16,559
3,722	Bank of America Corp.	46,339
3,937	Barclays PLC (United Kingdom)	18,298
1,038	Berkshire Hathaway, Inc., Class B*	81,773
300	BioMed Realty Trust, Inc. REIT	5,127
171	BNP Paribas (France)	10,729
300	Boston Properties, Inc. REIT	24,420
400	CBL & Associates Properties, Inc. REIT	4,880
468	Charles Schwab (The) Corp.	5,972
11,200	Citigroup, Inc.*	41,664
491	Commonwealth Bank of Australia (Australia)	21,982
200	Community Trust Bancorp, Inc.	5,268
100	Credit Acceptance Corp.*	5,665
186	Credit Suisse Group AG (Switzerland)	8,179
114	Deutsche Bank AG (Germany)	7,184
100	Entertainment Properties Trust REIT	4,309
100	Equity Lifestyle Properties, Inc. REIT	5,173
307	Equity One, Inc. REIT	4,909
100	Equity Residential REIT	4,583
200	Evercore Partners, Inc., Class A	4,898
434	FirstMerit Corp.	7,508
101	Franklin Resources, Inc.	9,748
85	Goldman Sachs Group (The), Inc.	11,640
193	Highwoods Properties, Inc. REIT	6,037
100	Home Properties, Inc. REIT	5,050
4,674	HSBC Holdings PLC (United Kingdom)	46,239
1,202	ING Groep NV (Netherlands)*	10,721
400	Investors Bancorp, Inc.*	4,248
1,509	JPMorgan Chase & Co.	54,866
200	Kilroy Realty Corp. REIT	6,222
200	LaSalle Hotel Properties REIT	4,214
10,965	Lloyds Banking Group PLC (United Kingdom)*	11,711
300	M&T Bank Corp.	25,692
775	MFA Financial, Inc. REIT	5,712
80	Mid-America Apartment Communities, Inc. REIT	4,518
2,584	Mitsubishi UFJ Financial Group, Inc. (Japan)	12,340
4,244	Mizuho Financial Group, Inc. (Japan)	6,520
44	Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	5,637

SCHEDULE OF INVESTMENTS

TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND (Continued)

August 31, 2010 (Unaudited)

Number of Shares		Value
	FINANCIALS (Continued)
365	National Australia Bank Ltd. (Australia)	$ 7,537
200	National Interstate Corp.	3,842
281	National Retail Properties, Inc. REIT	6,845
1,900	Nomura Holdings, Inc. (Japan)	10,703
629	Nordea Bank AB (Sweden)	5,654
493	Northern Trust Corp.	22,747
293	OMEGA Healthcare Investors, Inc. REIT	6,285
200	Pebblebrook Hotel Trust REIT*	3,548
150	Platinum Underwriters Holdings Ltd. (Bermuda)	6,032
120	Potlatch Corp. REIT	4,020
102	ProAssurance Corp.*	5,401
135	Prosperity Bancshares, Inc.	3,841
100	Public Storage REIT	9,802
100	Signature Bank*	3,654
109	Simon Property Group, Inc. REIT	9,859
100	Societe Generale (France)	5,107
402	Standard Chartered PLC (United Kingdom)	10,803
176	Sumitomo Mitsui Financial Group, Inc. (Japan)	5,242
100	SVB Financial Group*	3,717
600	T. Rowe Price Group, Inc.	26,268
140	Tanger Factory Outlet Centers, Inc. REIT	6,471
200	Tejon Ranch Co.*	4,248
200	Tower Group, Inc.	4,292
200	Travelers (The) Cos., Inc.	9,796
697	UBS AG (Switzerland)*	11,809
114	UMB Financial Corp.	3,634
6,931	UniCredit S.p.A (Italy)	16,314
100	Universal Health Realty Income Trust REIT	3,181
800	U.S. Bancorp	16,640
205	Washington Real Estate Investment Trust REIT	6,281
200	Webster Financial Corp.	3,218
2,134	Wells Fargo & Co.	50,255
87	Westamerica Bancorp.	4,409
526	Westpac Banking Corp. (Australia)	10,159
31	Zurich Financial Services AG (Switzerland)	6,922

		973,713

	HEALTH CARE—2.9%
628	Abbott Laboratories	30,986
700	Accuray, Inc.*	4,606
900	Aetna, Inc.	24,048
100	Alcon, Inc. (Switzerland)	16,220
180	Amedisys, Inc.*	4,162
200	American Medical Systems Holdings, Inc.*	3,644
181	AMERIGROUP Corp.*	6,679
400	Amgen, Inc.*	20,416
276	AstraZeneca PLC (United Kingdom)	13,693
180	Bayer AG (Germany)	11,022
593	Bruker Corp.*	7,051
160	Catalyst Health Solutions, Inc.*	6,414
200	Centene Corp.*	4,044
743	eResearch Technology, Inc.*	5,502
1,549	GlaxoSmithKline PLC (United Kingdom)	29,068
300	HEALTHSOUTH Corp.*	4,878
100	HMS Holdings Corp.*	5,218

SCHEDULE OF INVESTMENTS

TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND (Continued)

August 31, 2010 (Unaudited)

Number of Shares		Value
	HEALTH CARE (Continued)
400	Hospira, Inc.*	$ 20,544
1,115	Johnson & Johnson	63,576
138	Magellan Health Services, Inc.*	6,046
300	Masimo Corp.	6,828
1,300	Merck & Co., Inc.	45,708
300	Metabolix, Inc.*	3,396
484	Novartis AG (Switzerland)	25,465
105	Novo Nordisk A/S, B Shares (Denmark)	9,035
220	Owens & Minor, Inc.	5,865
3,216	Pfizer, Inc.	51,231
199	Psychiatric Solutions, Inc.*	6,637
102	Quality Systems, Inc.	5,717
219	Roche Holding AG (Switzerland)	29,805
200	Salix Pharmaceuticals Ltd.*	7,572
224	Sanofi-Aventis (France)	12,888
160	Sirona Dental Systems, Inc.*	5,043
200	SonoSite, Inc.*	5,824
209	STERIS Corp.	6,013
213	Takeda Pharmaceutical Co. Ltd. (Japan)	9,791
249	Teva Pharmaceutical Industries Ltd. (Israel)	12,609
200	Thermo Fisher Scientific, Inc.*	8,424
452	UnitedHealth Group, Inc.	14,337
160	WellCare Health Plans, Inc.*	3,970
200	WellPoint, Inc.*	9,936

		573,911

	INDUSTRIALS—2.6%
200	AAON, Inc.	4,438
480	ABB Ltd. (Switzerland)*	9,288
200	ABM Industries, Inc.	3,922
100	Acuity Brands, Inc.	3,874
100	Alaska Air Group, Inc.*	4,423
600	American Reprographics Co.*	3,960
815	BAE Systems PLC (United Kingdom)	3,691
161	Baldor Electric Co.	5,648
300	Boeing (The) Co.	18,339
200	Brady Corp., Class A	5,152
100	Cascade Corp.	3,122
217	Caterpillar, Inc.	14,140
700	CBIZ, Inc.*	4,151
165	CLARCOR, Inc.	5,551
100	Clean Harbors, Inc.*	6,045
160	East Japan Railway Co. (Japan)	10,365
380	Eaton Corp.	26,402
129	EMCOR Group, Inc.*	2,933
303	Emerson Electric Co.	14,135
100	EnerSys*	2,207
300	Ennis, Inc.	4,617
80	Fanuc Ltd. (Japan)	8,594
100	FedEx Corp.	7,805
200	G&K Services, Inc., Class A	4,018
166	General Dynamics Corp.	9,274
4,260	General Electric Co.	61,685
400	GrafTech International Ltd.*	5,624
250	Heidrick & Struggles International, Inc.	4,343

SCHEDULE OF INVESTMENTS

TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND (Continued)

August 31, 2010 (Unaudited)

Number of Shares		Value
	INDUSTRIALS (Continued)
300	Hexcel Corp.*	$5,118
700	Ingersoll-Rand PLC (Ireland)	22,771
848	JetBlue Airways Corp.*	4,842
100	Kaydon Corp.	3,241
462	Knight Transportation, Inc.	8,704
251	Koninklijke Philips Electronics NV (Netherlands)	7,053
100	Lindsay Corp.	3,687
333	Mitsubishi Corp. (Japan)	7,138
480	Mitsui & Co. Ltd. (Japan)	6,248
100	Moog, Inc., Class A*	3,120
100	Nordson Corp.	6,417
400	Parker Hannifin Corp.	23,664
872	Republic Services, Inc.	25,663
294	Rollins, Inc.	6,021
50	Schneider Electric SA (France)	5,318
4	Seaboard Corp.	6,440
190	Siemens AG (Germany)	17,333
200	Simpson Manufacturing Co., Inc.	4,408
200	Sun Hydraulics Corp.	4,460
400	TriMas Corp.*	5,156
100	UniFirst Corp.	3,926
202	Union Pacific Corp.	14,734
411	United Parcel Service, Inc., Class B	26,222
331	United Technologies Corp.	21,585
500	US Airways Group, Inc.*	4,520
95	Vinci SA (France)	4,181
100	Watsco, Inc.	5,135
200	Woodward Governor Co.	5,224

		520,075

	INFORMATION TECHNOLOGY—3.3%
200	Acme Packet, Inc.*	6,720
200	ADTRAN, Inc.	6,286
123	Anixter International, Inc.*	5,643
337	Apple, Inc.*	82,017
500	Applied Materials, Inc.	5,195
396	Arris Group, Inc.*	3,235
300	Benchmark Electronics, Inc.*	4,209
100	CACI International, Inc., Class A*	4,081
400	Calix, Inc.*	4,864
2,145	Cisco Systems, Inc.*	43,007
400	Compellent Technologies, Inc.*	6,108
160	Concur Technologies, Inc.*	7,483
847	Corning, Inc.	13,281
122	Digital River, Inc.*	3,217
797	EMC Corp.*	14,537
118	Google, Inc., Class A*	53,102
200	GSI Commerce, Inc.*	4,554
2,100	Intel Corp.	37,212
500	International Business Machines Corp.	61,615
269	Jack Henry & Associates, Inc.	6,332
100	JDA Software Group, Inc.*	2,297
1,000	Limelight Networks, Inc.*	3,960
97	MasterCard, Inc., Class A	19,241
400	Mentor Graphics Corp.*	3,636

SCHEDULE OF INVESTMENTS

TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND (Continued)

August 31, 2010 (Unaudited)

Number of Shares		Value
	INFORMATION TECHNOLOGY (Continued)
3,338	Microsoft Corp.	$78,376
200	Netlogic Microsystems, Inc.*	4,830
22	Nintendo Co. Ltd. (Japan)	6,126
755	Nokia Corp. (Finland)	6,472
393	Parametric Technology Corp.*	6,701
309	Quest Software, Inc.*	6,622
333	Rackspace Hosting, Inc.*	6,557
215	Riverbed Technology, Inc.*	8,247
201	SAP AG (Germany)	8,802
150	SRA International, Inc., Class A*	2,888
1,700	Symantec Corp.*	23,171
1,452	Telefonaktiebolaget LM Ericsson, B Shares (Sweden)	14,125
563	TIBCO Software, Inc.*	8,158
2,000	Toshiba Corp. (Japan)	9,408
500	TriQuint Semiconductor, Inc.*	3,475
300	Ultratech, Inc.*	4,983
200	VeriFone System, Inc.*	4,836
296	Visa, Inc., Class A	20,418
3,000	Xerox Corp.	25,320
601	Yahoo!, Inc.*	7,861

		659,208

	MATERIALS—1.4%
59	Air Liquide SA (France)	6,153
300	Allied Nevada Gold Corp.*	7,035
277	Anglo American PLC (United Kingdom)	9,962
186	ArcelorMittal (Luxembourg)	5,443
190	BASF SE (Germany)	10,054
1,004	BHP Billiton Ltd. (Australia)	33,108
471	BHP Billiton PLC (United Kingdom)	13,258
400	Buckeye Technologies, Inc.	4,752
300	Coeur d’Alene Mines Corp.*	5,148
468	Dow Chemical (The) Co.	11,405
320	E.I. du Pont de Nemours & Co.	13,046
200	Freeport-McMoRan Copper & Gold, Inc.	14,396
400	Metals USA Holdings Corp.*	4,688
216	Newmont Mining Corp.	13,245
172	Rio Tinto Ltd. (Australia)	10,730
278	Rio Tinto PLC (United Kingdom)	14,100
125	Rock-Tenn Co., Class A	6,023
240	Rockwood Holdings, Inc.*	6,204
169	Sensient Technologies Corp.	4,686
250	Sherwin-Williams (The) Co.	17,596
252	Silgan Holdings, Inc.	7,532
400	Solutia, Inc.*	5,416
23	Syngenta AG (Switzerland)	5,317
300	Vulcan Materials Co.	11,028
1,100	Weyerhaeuser Co.	17,270
200	Worthington Industries, Inc.	2,844
690	Xstrata PLC (United Kingdom)	10,880

		271,319

SCHEDULE OF INVESTMENTS

TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND (Continued)

August 31, 2010 (Unaudited)

Number of Shares		Value
	TELECOMMUNICATION SERVICES—0.9%
2,397	AT&T, Inc.	$ 64,790
600	Deutsche Telekom AG (Germany)	7,923
399	France Telecom SA (France)	8,134
10	NTT DoCoMo, Inc. (Japan)	16,935
800	Telefonica SA (Spain)	17,793
1,215	Verizon Communications, Inc.	35,855
10,793	Vodafone Group PLC (United Kingdom)	26,068
1,000	Windstream Corp.	11,535

		189,033

	UTILITIES—0.6%
200	Cleco Corp.	5,666
412	E.ON AG (Germany)	11,627
1,089	Enel S.p.A (Italy)	5,204
247	GDF Suez (France)	7,671
200	National Fuel Gas Co.	8,596
148	Nicor, Inc.	6,259
236	Piedmont Natural Gas Co., Inc.	6,438
248	RWE AG (Germany)	16,290
500	Sempra Energy	25,460
310	Southern Co.	11,374
240	Tokyo Electric Power (The) Co., Inc. (Japan)	6,991
161	WGL Holdings, Inc.	5,678

		117,254

	Total Common Stocks (Cost $4,967,754)	4,741,376

Principal Amount		Value

	CORPORATE BONDS—10.0%
	BASIC MATERIALS—0.2%
$30,000	BHP Billiton Finance USA Ltd. (Australia)
	4.80%, 4/15/13	32,600

	COMMUNICATIONS—0.3%
27,000	Cellco Partnership/Verizon Wireless Capital LLC
	5.55%, 2/01/14	30,578
25,000	Telefonica Emisiones SAU (Spain)
	4.949%, 1/15/15	27,016

		57,594

	CONSUMER, CYCLICAL—0.2%
39,000	Wal-Mart Stores, Inc.
	4.55%, 5/01/13	42,754

	CONSUMER, NON-CYCLICAL—0.6%
23,000	Diageo Finance BV (Netherlands)
	5.30%, 10/28/15	26,317
40,000	UnitedHealth Group, Inc.
	4.875%, 3/15/15	43,573

SCHEDULE OF INVESTMENTS

TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND (Continued)

August 31, 2010 (Unaudited)

Principal Amount		Value
	CONSUMER, NON-CYCLICAL (Continued)
$35,000	Wyeth
	5.50%, 2/01/14	$ 39,656

		109,546

	ENERGY—0.2%
27,000	Apache Corp.
	5.25%, 4/15/13	29,492
18,000	BP Capital Markets PLC
	3.875%, 3/10/15	17,849

		47,341

	FINANCIAL—7.3%
	Bank of America Corp.
145,000	3.125%, 6/15/12	151,544
63,000	4.875%, 1/15/13	66,323
70,000	Bank of New York Mellon (The) Corp.
	4.30%, 5/15/14	76,610
50,000	Berkshire Hathaway, Inc.
	3.20%, 2/11/15	52,848
39,000	Boeing Capital Corp.
	5.80%, 1/15/13	43,192
39,000	Boston Properties LP
	6.25%, 1/15/13	42,778
79,000	Citigroup, Inc.
	6.00%, 2/21/12	83,516
19,000	General Electric Capital Corp., Series A MTN
	5.875%, 2/15/12	20,262
79,000	Goldman Sachs Group LP
	5.00%, 10/01/14	84,797
103,000	HSBC Finance Corp.
	6.375%, 11/27/12	112,209
59,000	John Deere Capital Corp.
	7.00%, 3/15/12	64,677
70,000	JPMorgan Chase Bank NA
	5.875%, 6/13/16	78,675
19,000	JPMorgan Chase & Co.
	5.75%, 1/02/13	20,619
160,000	KFW (Germany)
	3.25%, 10/14/11	165,081
32,000	Merrill Lynch & Co., Inc., Series C MTN
	5.00%, 1/15/15	33,908
65,000	MetLife, Inc.
	5.00%, 6/15/15	71,332
86,000	Morgan Stanley
	5.30%, 3/01/13	91,972
23,000	National Rural Utilities Cooperative Finance Corp., Series C MTN
	7.25%, 3/01/12	25,141
32,000	PNC Funding Corp.
	5.25%, 11/15/15	34,874
9,000	Prudential Financial, Inc.
	5.10%, 9/20/14	9,791
25,000	Simon Property Group LP
	5.10%, 6/15/15	27,954
59,000	Wachovia Corp.
	5.25%, 8/01/14	63,698

SCHEDULE OF INVESTMENTS

TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND (Continued)

August 31, 2010 (Unaudited)

Principal Amount		Value
	FINANCIAL (Continued)
$51,000	Wells Fargo & Co.
	4.875%, 1/12/11	$ 51,810

		1,473,611

	GOVERNMENT—0.6%
111,000	European Investment Bank (Supranational)
	4.625%, 5/15/14	124,365

	TECHNOLOGY—0.2%
35,000	Hewlett-Packard Co.
	6.125%, 3/01/14	40,511

	UTILITIES—0.4%
75,000	Dominion Resources, Inc., Series C
	5.15%, 7/15/15	85,097

	Total Corporate Bonds (Amortized Cost $1,922,259)	2,013,419

	UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS—65.3%
	FEDERAL HOME LOAN MORTGAGE CORP.—3.4%
400,000	3.25%, 2/25/11	405,618
30,000	4.875%, 11/18/11	31,617
219,000	4.50%, 1/15/13	238,270

		675,505

	FEDERAL NATIONAL MORTGAGE ASSOCIATION—2.4%
455,000	2.625%, 11/20/14	481,223

	UNITED STATES TREASURY BONDS/NOTES—59.5%
914,300	4.50%, 11/15/10	922,443
1,043,100	5.00%, 2/15/11	1,065,918
975,700	4.875%, 4/30/11	1,005,733
1,083,100	4.875%, 5/31/11	1,120,586
1,674,600	5.125%, 6/30/11	1,742,305
1,410,000	4.875%, 7/31/11	1,469,099
99,900	4.625%, 8/31/11	104,208
735,000	4.50%, 11/30/11	773,071
685,000	4.625%, 2/29/12	728,375
191,800	1.375%, 5/15/12	194,849
474,800	4.75%, 5/31/12	510,614
1,050,000	4.25%, 9/30/12	1,132,360
170,200	3.375%, 7/31/13	183,630
877,400	4.75%, 5/15/14	1,001,744

		11,954,935

SCHEDULE OF INVESTMENTS

TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND (Continued)

August 31, 2010 (Unaudited)

Principal Amount		Value
	Total United States Government & Agencies Obligations (Amortized Cost $12,951,355)	$ 13,111,663

	SOVEREIGN BONDS—0.4%
$35,000	Italy Government International Bond (Italy)
	6.00%, 2/22/11	35,702
30,000	Province of Ontario (Canada)
	2.625%, 1/20/12	30,851
20,000	Province of Ontario (Canada)
	2.95%, 2/05/15	21,169

	Total Sovereign Bonds (Amortized Cost $87,104)	87,722

	Total Investments—99.3% (Cost $19,928,472)(a)	$19,954,180
	Other assets less liabilities—0.7%	134,773

	Net Assets—100.0%	$20,088,953

MTN – Medium Term Note.

REIT – Real Estate Investment Trust.

* Non-income producing security.

(a)	The cost stated also approximates the aggregate cost for Federal income tax purposes. At August 31, 2010, net unrealized appreciation was $25,708 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $465,048 and aggregate gross unrealized depreciation of $439,340.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 —	quoted prices in active markets for identical securities

Level 2 —	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2010:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks	$4,741,376	$-	$-	$4,741,376
Corporate Bonds	-	2,013,419	-	2,013,419
United States Government & Agencies Obligations	-	13,111,663	-	13,111,663
Sovereign Bonds	-	87,722	-	87,722

Total Investments	$4,741,376	$15,212,804	$-	$19,954,180

TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND

COUNTRY BREAKDOWN AS OF AUGUST 31, 2010 (Unaudited)

	Value	% of Net Assets
United States	$18,217,482	90.7%
United Kingdom	362,834	1.8
Germany	279,517	1.4
Japan	168,204	0.9
Switzerland	160,001	0.8
Australia	149,024	0.7
Supranational	124,365	0.6
France	109,832	0.6
Spain	69,314	0.4
Italy	68,214	0.3
Canada	62,460	0.3
Netherlands	52,929	0.3
Sweden	26,538	0.1
Netherlands Antilles	23,679	0.1
Ireland	22,771	0.1
Israel	12,609	0.1
Denmark	9,035	0.1
Belgium	7,773	0.0
Finland	6,472	0.0
Norway	6,138	0.0
Bermuda	6,032	0.0
Luxembourg	5,443	0.0
Cayman Islands	3,515	0.0

Total Investments	$19,954,181	99.3
Other assets less liabilities	134,773	0.7

Net Assets	$20,088,954	100.0%

Item 2. Controls and Procedures.

(a)	The Registrant’s Chief Executive Officer and Chief Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)	There were no changes in the Registrant’s internal controls that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TDX Independence Funds, Inc.

By:	/s/ Hans Ephraimson
Hans Ephraimson
President and Chief Executive Officer

Date:	October 8, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hans Ephraimson
Hans Ephraimson
President and Chief Executive Officer

Date:	October 8, 2010

By:	/s/ Michael Gilligan
Michael Gilligan
Treasurer, Chief Financial Officer and Controller

Date:	October 8, 2010